UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04997
Delaware Group® Equity Funds V
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Small Cap Core Fund
Class A: DCCAX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.07%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3665950)

Delaware Small Cap Core Fund
Class C: DCCCX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.82%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3665950)

Delaware Small Cap Core Fund
Class R: DCCRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$70	1.32%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3665950)

Delaware Small Cap Core Fund
Institutional Class: DCCIX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.82%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3665950)

Delaware Small Cap Core Fund
Class R6: DCZRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.68%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3665950)

Delaware Small Cap Value Fund
Class A: DEVLX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.13%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3666379)

Delaware Small Cap Value Fund
Class C: DEVCX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.88%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3666379)

Delaware Small Cap Value Fund
Class R: DVLRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	1.38%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3666379)

Delaware Small Cap Value Fund
Institutional Class: DEVIX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.88%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3666379)

Delaware Small Cap Value Fund
Class R6: DVZRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.71%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3666379)

Delaware Wealth Builder Fund
Class A: DDIAX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.04%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664649)

Delaware Wealth Builder Fund
Class C: DDICX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.79%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664649)

Delaware Wealth Builder Fund
Class R: DDDRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.29%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664649)

Delaware Wealth Builder Fund
Institutional Class: DDIIX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.79%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664649)

Delaware Wealth Builder Fund
Class R6: DDERX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.72%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664649)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Semiannual report
US equity mutual fund
Delaware Small Cap Value Fund
May 31, 2024
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®
Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.
Manage your account online
• Check your account balance and transactions
• View statements and tax forms
• Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund’s current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.
Unless otherwise noted, views expressed herein are current as of May 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.88%
Basic Industry — 8.20%
Ashland	320,200	$ 32,074,434
Avient	1,058,950	47,313,886
Berry Global Group	680,146	40,727,142
Constellium †	1,228,832	26,628,789
HB Fuller	653,200	52,014,316
Huntsman	1,422,100	35,268,080
Knife River †	366,800	25,936,428
Louisiana-Pacific	695,057	63,722,826
Ryerson Holding	792,450	18,820,688
Summit Materials Class A †	1,085,426	41,940,861
		384,447,450
Consumer Discretionary — 11.40%
Acushnet Holdings	706,500	46,558,350
Adient †	994,900	28,095,976
Choice Hotels International	215,500	24,392,445
Columbia Sportswear	339,300	29,050,866
Crocs †	231,500	36,030,660
Group 1 Automotive	173,510	53,958,140
KB Home	713,200	50,351,920
M/I Homes †	246,400	30,780,288
Meritage Homes	399,700	70,487,095
Oxford Industries	240,400	26,609,876
Patrick Industries	206,950	23,716,470
Steven Madden	910,425	40,468,391
Texas Roadhouse	184,150	31,797,181
UniFirst	267,070	42,357,302
		534,654,960
Consumer Staples — 2.66%
Flowers Foods	1,215,500	28,223,910
J & J Snack Foods	352,600	57,371,546
Performance Food Group †	565,522	39,360,331
		124,955,787
Energy — 9.70%
CNX Resources †	906,700	23,846,210
EnLink Midstream †	3,243,300	41,157,477
International Seaways	662,400	42,671,808
Liberty Energy	2,641,400	65,216,166
Magnolia Oil & Gas Class A	2,270,800	58,927,260
Matador Resources	932,250	59,151,262
Murphy Oil	1,098,700	47,013,373
    1

Schedule of investments
Delaware Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Noble	811,150	$ 37,686,029
Patterson-UTI Energy	3,750,700	41,332,714
PBF Energy Class A	823,500	38,152,755
		455,155,054
Financial Services — 24.21%
Assurant	266,300	46,195,061
Axis Capital Holdings	991,400	73,244,632
Bank of NT Butterfield & Son	1,009,900	34,407,293
Bread Financial Holdings	609,900	25,469,424
Cadence Bank	1,464,250	41,804,338
Columbia Banking System	2,850,961	54,966,528
Comerica	622,200	31,881,528
East West Bancorp	1,002,473	74,373,472
Essent Group	943,700	53,507,790
First Financial Bancorp	1,545,848	34,472,410
FNB	5,340,850	73,543,504
Hancock Whitney	1,635,950	76,447,943
Hanover Insurance Group	344,050	45,390,517
Hope Bancorp	3,531,683	37,188,622
Old National Bancorp	2,876,640	49,161,778
Sandy Spring Bancorp	860,425	20,168,362
Selective Insurance Group	365,506	35,677,041
Stewart Information Services	449,800	28,476,838
Stifel Financial	964,800	78,100,560
Synovus Financial	1,667,450	66,181,090
Valley National Bancorp	7,357,900	52,461,827
WaFd	1,007,400	28,217,274
Webster Financial	1,687,410	74,617,270
		1,135,955,102
Healthcare — 3.78%
Globus Medical Class A †	577,800	38,776,158
Integer Holdings †	502,300	60,898,852
Merit Medical Systems †	236,200	19,167,630
Patterson Cos	776,200	19,086,758
Prestige Consumer Healthcare †	614,900	39,544,219
		177,473,617
Industrials — 17.33%
Atkore	565,100	85,979,965
Beacon Roofing Supply †	402,400	39,056,944
CACI International Class A †	161,400	68,511,072
2

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Centuri Holdings †	340,050	$ 9,334,373
Griffon	500,200	33,783,508
H&E Equipment Services	909,700	43,092,489
ITT	554,980	73,745,742
KBR	969,372	63,648,966
Leonardo DRS †	1,949,700	45,915,435
MasTec †	721,729	81,014,080
NEXTracker Class A †	519,044	28,635,657
Regal Rexnord	282,039	42,176,112
Terex	846,950	50,537,506
Timken	574,250	49,896,583
WESCO International	272,900	48,982,821
Zurn Elkay Water Solutions	1,562,000	48,906,220
		813,217,473
Real Estate Investment Trusts — 6.70%
Agree Realty	782,450	47,541,662
Apple Hospitality REIT	2,895,800	41,815,352
Community Healthcare Trust	654,300	15,349,878
Independence Realty Trust	2,868,990	47,912,133
Kite Realty Group Trust	2,190,464	48,014,971
LXP Industrial Trust	5,157,500	43,838,750
National Health Investors	743,750	49,147,000
Plymouth Industrial REIT	1,002,000	20,901,720
		314,521,466
Technology — 9.05%
Belden	562,500	53,825,625
Cirrus Logic †	548,900	62,958,830
Diodes †	573,900	42,543,207
Flex †	1,588,110	52,614,084
NetScout Systems †	482,700	9,914,658
Power Integrations	499,200	37,944,192
TD SYNNEX	348,900	45,650,076
TTM Technologies †	2,925,302	54,410,617
Viavi Solutions †	2,855,600	21,474,112
Vishay Intertechnology	1,831,000	43,266,530
		424,601,931
Transportation — 2.48%
Kirby †	431,600	53,591,772
Saia †	24,550	10,052,734
    3

Schedule of investments
Delaware Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Werner Enterprises	1,406,900	$ 52,857,233
		116,501,739
Utilities — 3.37%
ALLETE	402,600	25,424,190
Black Hills	589,190	33,259,776
OGE Energy	1,388,000	50,384,400
Southwest Gas Holdings	629,800	48,866,182
		157,934,548
Total Common Stocks (cost $2,982,172,940)		4,639,419,127

Short-Term Investments — 1.31%
Money Market Mutual Funds — 1.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	15,404,979	15,404,979
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	15,404,979	15,404,979
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	15,404,979	15,404,979
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.23%)	15,404,978	15,404,978
Total Short-Term Investments (cost $61,619,915)		61,619,915
Total Value of Securities—100.19% (cost $3,043,792,855)		$4,701,039,042
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
4

Statement of assets and liabilities
Delaware Small Cap Value Fund	May 31, 2024 (Unaudited)
Assets:
Investments, at value*	$4,701,039,042
Receivable for securities sold	11,657,360
Receivable for fund shares sold	5,642,299
Dividends receivable	5,104,108
Prepaid expenses	148,033
Foreign tax reclaims receivable	30,312
Other assets	47,973
Total Assets	4,723,669,127
Liabilities:
Payable for fund shares redeemed	22,162,476
Payable for securities purchased	3,834,165
Investment management fees payable to affiliates	2,559,886
Other accrued expenses	2,249,612
Administration expenses payable to affiliates	442,372
Distribution fees payable to affiliates	192,381
Total Liabilities	31,440,892
Total Net Assets	$4,692,228,235

Net Assets Consist of:
Paid-in capital	$2,732,187,158
Total distributable earnings (loss)	1,960,041,077
Total Net Assets	$4,692,228,235
    5

Statement of assets and liabilities
Delaware Small Cap Value Fund
Net Asset Value

Class A:
Net assets	$717,786,012
Shares of beneficial interest outstanding, unlimited authorization, no par	10,432,012
Net asset value per share	$68.81
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$73.01

Class C:
Net assets	$25,190,178
Shares of beneficial interest outstanding, unlimited authorization, no par	477,015
Net asset value per share	$52.81

Class R:
Net assets	$37,234,736
Shares of beneficial interest outstanding, unlimited authorization, no par	563,740
Net asset value per share	$66.05

Institutional Class:
Net assets	$2,607,150,043
Shares of beneficial interest outstanding, unlimited authorization, no par	35,211,175
Net asset value per share	$74.04

Class R6:
Net assets	$1,304,867,266
Shares of beneficial interest outstanding, unlimited authorization, no par	17,598,135
Net asset value per share	$74.15
*Investments, at cost	$3,043,792,855
See accompanying notes, which are an integral part of the financial statements.
6

Statement of operations
Delaware Small Cap Value Fund	Six months ended May 31, 2024 (Unaudited)
Investment Income:
Dividends	$46,171,773
Foreign tax withheld	(39,970)
46,131,803

Expenses:
Management fees	15,253,868
Distribution expenses — Class A	930,095
Distribution expenses — Class C	131,908
Distribution expenses — Class R	97,199
Dividend disbursing and transfer agent fees and expenses	3,397,079
Accounting and administration expenses	488,282
Reports and statements to shareholders expenses	195,506
Legal fees	134,236
Trustees’ fees	108,371
Registration fees	67,706
Custodian fees	26,680
Audit and tax fees	17,339
Other	83,830
20,932,099
Less expenses paid indirectly	(1,690)
Total operating expenses	20,930,409
Net Investment Income (Loss)	25,201,394

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	307,684,061
Net change in unrealized appreciation (depreciation) on investments	387,327,736
Net Realized and Unrealized Gain (Loss)	695,011,797
Net Increase (Decrease) in Net Assets Resulting from Operations	$720,213,191
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware Small Cap Value Fund
	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$25,201,394	$63,453,559
Net realized gain (loss)	307,684,061	354,282,632
Net change in unrealized appreciation (depreciation)	387,327,736	(842,788,765)
Net increase (decrease) in net assets resulting from operations	720,213,191	(425,052,574)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(55,610,749)	(35,039,596)
Class C	(2,411,236)	(1,634,204)
Class R	(2,920,972)	(1,676,683)
Institutional Class	(185,607,900)	(149,773,304)
Class R6	(91,924,381)	(62,711,912)
	(338,475,238)	(250,835,699)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	30,903,039	84,042,354
Class C	1,016,656	1,993,421
Class R	2,838,574	6,773,118
Institutional Class	203,547,559	489,116,148
Class R6	150,062,442	301,884,026

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	55,051,085	34,729,377
Class C	2,404,261	1,628,375
Class R	2,920,972	1,676,683
Institutional Class	178,120,777	141,879,441
Class R6	87,656,861	59,670,927
	714,522,226	1,123,393,870
8

	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(152,090,809)	$(194,047,016)
Class C	(6,710,589)	(11,537,199)
Class R	(8,833,954)	(10,212,321)
Institutional Class	(628,392,375)	(1,418,502,968)
Class R6	(281,393,222)	(500,931,258)
	(1,077,420,949)	(2,135,230,762)
Decrease in net assets derived from capital share transactions	(362,898,723)	(1,011,836,892)
Net Increase (Decrease) in Net Assets	18,839,230	(1,687,725,165)

Net Assets:
Beginning of period	4,673,389,005	6,361,114,170
End of period	$4,692,228,235	$4,673,389,005
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Delaware Small Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
10

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$63.73	$71.35	$75.49	$55.68	$61.58	$61.81

0.27	0.60	0.47	0.28	0.39	0.52
9.71	(5.42)	(1.23)	19.94	(3.67)	3.63
9.98	(4.82)	(0.76)	20.22	(3.28)	4.15

(0.91)	(0.49)	(0.28)	(0.41)	(0.58)	(0.42)
(3.99)	(2.31)	(3.10)	—	(2.04)	(3.96)
(4.90)	(2.80)	(3.38)	(0.41)	(2.62)	(4.38)

$68.81	$63.73	$71.35	$75.49	$55.68	$61.58

16.21%	(6.74%)	(1.10%)	36.52%	(5.70%)	8.69%

$717,786	$726,870	$896,355	$1,016,518	$551,442	$637,146
1.13%	1.11%	1.11%	1.11%	1.14%	1.15%
1.13%	1.11%	1.11%	1.11%	1.14%	1.15%
0.81%	0.93%	0.67%	0.38%	0.80%	0.90%
0.81%	0.93%	0.67%	0.38%	0.80%	0.90%
10%	27%	19%	14%	23%	18%
11

Financial highlights
Delaware Small Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$49.83	$56.36	$60.49	$44.71	$49.95	$50.96

0.02	0.09	(0.05)	(0.21)	0.02	0.07
7.53	(4.27)	(0.98)	16.06	(3.00)	2.88
7.55	(4.18)	(1.03)	15.85	(2.98)	2.95

(0.58)	(0.04)	—	(0.07)	(0.22)	—
(3.99)	(2.31)	(3.10)	—	(2.04)	(3.96)
(4.57)	(2.35)	(3.10)	(0.07)	(2.26)	(3.96)

$52.81	$49.83	$56.36	$60.49	$44.71	$49.95

15.77%	(7.43%)	(1.84%)	35.48%	(6.38%)	7.88%

$25,190	$26,959	$39,409	$51,078	$46,463	$69,109
1.88%	1.86%	1.86%	1.86%	1.89%	1.90%
1.88%	1.86%	1.86%	1.86%	1.89%	1.90%
0.06%	0.18%	(0.08%)	(0.37%)	0.05%	0.15%
0.06%	0.18%	(0.08%)	(0.37%)	0.05%	0.15%
10%	27%	19%	14%	23%	18%
13

Financial highlights
Delaware Small Cap Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$61.33	$68.74	$72.83	$53.74	$59.52	$59.86

0.18	0.42	0.28	0.09	0.26	0.36
9.34	(5.21)	(1.20)	19.28	(3.56)	3.52
9.52	(4.79)	(0.92)	19.37	(3.30)	3.88

(0.81)	(0.31)	(0.07)	(0.28)	(0.44)	(0.26)
(3.99)	(2.31)	(3.10)	—	(2.04)	(3.96)
(4.80)	(2.62)	(3.17)	(0.28)	(2.48)	(4.22)

$66.05	$61.33	$68.74	$72.83	$53.74	$59.52

16.06%	(6.96%)	(1.34%)	36.18%	(5.92%)	8.42%

$37,235	$37,411	$43,983	$54,481	$43,823	$55,697
1.38%	1.36%	1.36%	1.36%	1.39%	1.40%
1.38%	1.36%	1.36%	1.36%	1.39%	1.40%
0.56%	0.68%	0.42%	0.13%	0.55%	0.65%
0.56%	0.68%	0.42%	0.13%	0.55%	0.65%
10%	27%	19%	14%	23%	18%
15

Financial highlights
Delaware Small Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$68.20	$76.15	$80.31	$59.19	$65.28	$65.29

0.38	0.82	0.68	0.48	0.55	0.70
10.41	(5.78)	(1.30)	21.18	(3.86)	3.86
10.79	(4.96)	(0.62)	21.66	(3.31)	4.56

(0.96)	(0.68)	(0.44)	(0.54)	(0.74)	(0.61)
(3.99)	(2.31)	(3.10)	—	(2.04)	(3.96)
(4.95)	(2.99)	(3.54)	(0.54)	(2.78)	(4.57)

$74.04	$68.20	$76.15	$80.31	$59.19	$65.28

16.35%	(6.50%)	(0.85%)	36.84%	(5.43%)	8.95%

$2,607,150	$2,639,183	$3,833,425	$3,958,855	$3,115,293	$2,955,897
0.88%	0.86%	0.86%	0.86%	0.89%	0.90%
0.88%	0.86%	0.86%	0.86%	0.89%	0.90%
1.06%	1.18%	0.92%	0.63%	1.05%	1.15%
1.06%	1.18%	0.92%	0.63%	1.05%	1.15%
10%	27%	19%	14%	23%	18%
17

Financial highlights
Delaware Small Cap Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$68.41	$76.38	$80.53	$59.32	$65.41	$65.41

0.44	0.92	0.81	0.61	0.64	0.81
10.43	(5.79)	(1.31)	21.21	(3.85)	3.85
10.87	(4.87)	(0.50)	21.82	(3.21)	4.66

(1.14)	(0.79)	(0.55)	(0.61)	(0.84)	(0.70)
(3.99)	(2.31)	(3.10)	—	(2.04)	(3.96)
(5.13)	(3.10)	(3.65)	(0.61)	(2.88)	(4.66)

$74.15	$68.41	$76.38	$80.53	$59.32	$65.41

16.45%	(6.35%)	(0.69%)	37.08%	(5.28%)	9.14%

$1,304,867	$1,242,966	$1,547,942	$1,602,565	$928,618	$605,623
0.71%	0.71%	0.70%	0.69%	0.72%	0.72%
0.71%	0.71%	0.70%	0.69%	0.72%	0.72%
1.23%	1.33%	1.08%	0.80%	1.22%	1.33%
1.23%	1.33%	1.08%	0.80%	1.22%	1.33%
10%	27%	19%	14%	23%	18%
19

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2024 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Small Cap Core Fund, Delaware Small Cap Value Fund, and Delaware Wealth Builder Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and
20

committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2024, and for all open tax years (years ended November 30, 2020–November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended
May 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting  —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    21

Notes to financial statements
Delaware Small Cap Value Fund
1. Significant Accounting Policies (continued)
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first
22

$500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2024, the Fund paid $107,700 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2024, the Fund paid $154,303 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months
    23

Notes to financial statements
Delaware Small Cap Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
ended May 31, 2024, the Fund paid $57,958 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2024, DDLP earned $16,324 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2024, DDLP received gross CDSC commissions of $1,220 and $545 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended May 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$473,939,092
Sales	1,112,826,482
At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$3,043,792,855
Aggregate unrealized appreciation of investments	$1,719,507,385
Aggregate unrealized depreciation of investments	(62,261,198)
Net unrealized appreciation of investments	$1,657,246,187
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market
24

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2024:
Level 1
Securities
Assets:
Common Stocks	$4,639,419,127
Short-Term Investments	61,619,915
Total Value of Securities	$4,701,039,042
During the six months ended May 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
    25

Notes to financial statements
Delaware Small Cap Value Fund
3. Investments (continued)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of May 31, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/24	11/30/23
Shares sold:
Class A	469,173	1,302,787
Class C	20,158	38,944
Class R	45,187	110,039
Institutional Class	2,865,429	7,064,325
Class R6	2,130,806	4,355,857

Shares issued upon reinvestment of dividends and distributions:
Class A	856,560	546,317
Class C	48,581	32,528
Class R	47,296	27,343
Institutional Class	2,578,471	2,090,767
Class R6	1,268,000	877,901
	10,329,661	16,446,808

Shares redeemed:
Class A	(2,298,483)	(3,007,733)
Class C	(132,737)	(229,692)
Class R	(138,687)	(167,252)
Institutional Class	(8,929,927)	(20,799,218)
Class R6	(3,971,084)	(7,328,707)
	(15,470,918)	(31,532,602)
Net decrease	(5,141,257)	(15,085,794)
26

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2024 and the year ended November 30, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/24	35,067	846	2,938	3,810	31,312	1,287	$2,560,027
Year ended
11/30/23	232,370	6,222	68,910	5,751	181,768	103,698	20,710,519
5. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of May 31, 2024, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must
    27

Notes to financial statements
Delaware Small Cap Value Fund
6. Securities Lending (continued)
return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
At May 31, 2024, the Fund had no securities out on loan.
28

7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2024, there were no Rule 144A securities held by the Fund.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
    29

Notes to financial statements
Delaware Small Cap Value Fund
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.
30

Other Fund information (Unaudited)
Delaware Small Cap Value Fund
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    31

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

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We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes
of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024
    This page is not part of the semiannual report.    ii

Delaware Funds by Macquarie®
Equity funds
US equity funds
• Delaware Growth and Income Fund
• Delaware Ivy Core Equity Fund
• Delaware Ivy Large Cap Growth Fund
• Delaware Ivy Mid Cap Growth Fund
• Delaware Ivy Mid Cap Income Opportunities Fund
• Delaware Ivy Small Cap Growth Fund
• Delaware Ivy Smid Cap Core Fund
• Delaware Ivy Value Fund
• Delaware Opportunity Fund
• Delaware Small Cap Core Fund*
• Delaware Small Cap Value Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)
• Delaware Ivy Global Growth Fund
• Delaware Ivy International Core Equity Fund
• Delaware Ivy Systematic Emerging Markets Equity Fund
Alternative / specialty funds
• Delaware Climate Solutions Fund
• Delaware Healthcare Fund
• Delaware Ivy Natural Resources Fund
• Delaware Ivy Science and Technology Fund
• Delaware Real Estate Securities Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Ivy Asset Strategy Fund
• Delaware Ivy Balanced Fund
• Delaware Ivy Multi-Asset Income Fund
• Delaware Ivy Wilshire Global Allocation Fund
• Delaware Wealth Builder Fund

*Closed to certain new investors.
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.
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        This page is not part of the semiannual report.

Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
• Delaware Emerging Markets Debt Corporate Fund
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Investments Ultrashort Fund
• Delaware Ivy Core Bond Fund
• Delaware Ivy Global Bond Fund
• Delaware Ivy High Income Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
    This page is not part of the semiannual report.    iv

Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Asset Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds by Macquarie® mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware Fund for those in another Delaware Fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investment plan for future investments in different vehicles. To allocate your future investments differently, the Delaware Funds by Macquarie automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
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        This page is not part of the semiannual report.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3666379)
SA-021-0724
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Semiannual report
Multi-asset mutual fund
Delaware Wealth Builder Fund
May 31, 2024
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®
Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.
Manage your account online
• Check your account balance and transactions
• View statements and tax forms
• Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.
Unless otherwise noted, views expressed herein are current as of May 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware Wealth Builder Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	202,592	$ 14,512
GNMA
Series 2013-113 LY 3.00% 5/20/43	427,416	377,782
Series 2017-10 KZ 3.00% 1/20/47	1,246	1,057
Total Agency Collateralized Mortgage Obligations (cost $463,757)		393,351

Agency Commercial Mortgage-Backed Security — 0.01%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	81,336	80,476
Total Agency Commercial Mortgage-Backed Security (cost $88,517)		80,476

Agency Mortgage-Backed Securities — 5.93%
Fannie Mae 3.50% 10/1/42	310,412	281,505
Fannie Mae S.F. 15 yr
2.00% 2/1/36	242,326	213,006
2.00% 4/1/36	406,105	356,960
2.50% 8/1/36	570,338	513,314
4.50% 9/1/37	77,855	75,944
Fannie Mae S.F. 20 yr
2.00% 3/1/41	90,902	75,851
2.00% 5/1/41	768,312	641,098
4.00% 8/1/42	460,352	424,941
4.00% 9/1/42	533,708	491,782
Fannie Mae S.F. 30 yr
2.00% 6/1/50	970,402	756,575
2.00% 2/1/51	697,748	550,567
2.00% 3/1/51	878,448	681,886
2.00% 9/1/51	1,046,098	811,266
2.50% 8/1/50	561,177	463,404
2.50% 11/1/50	350,285	284,052
2.50% 1/1/51	245,492	203,330
2.50% 8/1/51	581,382	476,904
2.50% 11/1/51	339,791	276,358
2.50% 12/1/51	323,477	262,123
2.50% 2/1/52	2,537,801	2,070,732
2.50% 4/1/52	712,263	579,047

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 11/1/49	246,282	$ 212,698
3.00% 3/1/50	350,718	301,199
3.00% 5/1/52	1,326,967	1,124,590
3.00% 6/1/52	659,971	559,563
3.50% 1/1/46	109,414	99,702
3.50% 7/1/47	147,692	134,331
3.50% 12/1/49	130,382	116,504
3.50% 7/1/50	1,835,430	1,639,222
3.50% 9/1/50	545,215	489,339
3.50% 6/1/51	571,990	505,452
3.50% 1/1/52	350,052	307,489
3.50% 5/1/52	266,794	237,047
3.50% 9/1/52	2,543,426	2,255,977
4.00% 6/1/48	79,102	73,290
4.00% 10/1/48	282,513	262,524
4.00% 5/1/51	411,092	378,259
4.00% 6/1/52	454,738	413,047
4.00% 9/1/52	149,356	135,714
4.50% 9/1/48	323,778	307,508
4.50% 1/1/50	1,340,994	1,294,132
4.50% 10/1/52	2,054,963	1,924,531
4.50% 2/1/53	1,428,656	1,337,976
5.00% 7/1/47	673,736	663,865
5.00% 7/1/49	71,596	70,209
5.00% 8/1/49	549,519	539,212
5.00% 8/1/53	967,783	931,719
5.50% 5/1/44	1,171,072	1,175,615
5.50% 8/1/52	376,396	371,079
5.50% 10/1/52	84,550	83,497
6.00% 1/1/42	676,304	690,500
6.00% 6/1/53	199,720	200,098
6.00% 9/1/53	1,259,149	1,261,069
Freddie Mac S.F. 15 yr
3.00% 3/1/35	467,484	432,778
4.50% 9/1/37	403,146	393,254
Freddie Mac S.F. 20 yr
2.00% 3/1/41	104,656	87,319
2.00% 8/1/42	984,529	813,161
2.50% 2/1/42	180,184	153,697
2.50% 3/1/42	685,902	584,610
2.50% 9/1/42	425,608	362,948

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
3.00% 9/1/40	165,295	$ 145,930
3.00% 6/1/42	268,885	235,127
Freddie Mac S.F. 30 yr
2.00% 2/1/52	642,888	496,542
2.00% 3/1/52	965,224	745,802
2.50% 11/1/50	338,675	278,556
2.50% 5/1/51	98,771	81,218
2.50% 12/1/51	528,239	433,598
2.50% 5/1/52	478,417	386,520
3.00% 11/1/46	1,031,953	892,936
3.00% 12/1/50	354,623	304,472
3.00% 8/1/51	633,614	538,374
3.50% 8/1/49	428,529	382,167
4.00% 9/1/49	976,226	902,251
4.00% 8/1/52	416,527	380,570
4.00% 9/1/52	712,794	648,578
4.50% 10/1/52	2,555,361	2,393,168
5.00% 9/1/52	1,502,266	1,459,323
5.00% 6/1/53	1,103,520	1,063,974
5.50% 9/1/52	633,658	633,974
5.50% 10/1/52	525,756	518,324
5.50% 3/1/53	298,698	296,268
5.50% 6/1/53	2,973,035	2,924,953
6.00% 1/1/53	341,541	346,177

GNMA I S.F. 30 yr 3.00% 8/15/45	725,913	634,910
GNMA II S.F. 30 yr
3.00% 12/20/51	538,966	465,761
5.50% 5/20/53	1,745,954	1,732,958
Total Agency Mortgage-Backed Securities (cost $56,065,528)		52,737,800

Collateralized Debt Obligations — 0.22%
Cedar Funding IX CLO Series 2018-9A A1 144A 6.566% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	412,988	413,275
ICG US CLO 2014-1 Series 2014-1A A1A2 144A 6.786% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	249,964

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 6.976% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	$ 250,255
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.876% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	250,557
Venture 34 CLO Series 2018-34A A 144A 6.82% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	538,929	539,251
Venture 42 CLO Series 2021-42A A1A 144A 6.72% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	249,943
Total Collateralized Debt Obligations (cost $1,943,854)		1,953,245

Convertible Bonds — 3.36%
Basic Industry — 0.08%
Ivanhoe Mines 2.50% exercise price $9.03, maturity date 4/15/26	346,000	693,517
		693,517
Brokerage — 0.09%
WisdomTree 5.75% exercise price $9.54, maturity date 8/15/28	624,000	772,102
		772,102
Communications — 0.27%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	972,000	715,586
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	881,000	836,245
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	853,000	834,661
		2,386,492
Consumer Cyclical — 0.40%
Airbnb 4.399% exercise price $288.64, maturity date 3/15/26 ^	1,182,000	1,076,802
Cheesecake Factory 0.375% exercise price $73.54, maturity date 6/15/26	807,000	731,545
Ford Motor 0.016% exercise price $14.67, maturity date 3/15/26 ^	908,000	907,546

	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Cyclical (continued)
Uber Technologies 4.86% exercise price $80.84, maturity date 12/15/25 ^	850,000	$ 871,416
		3,587,309
Consumer Non-Cyclical — 1.11%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	732,000	725,778
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	641,000	668,691
Chegg 5.636% exercise price $107.55, maturity date 9/1/26 ^	775,000	612,250
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	1,527,000	980,254
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	807,000	727,591
Dexcom 0.25% exercise price $150.11, maturity date 11/15/25	679,000	694,108
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	376,000	559,676
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	955,000	897,939
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	697,000	680,447
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	562,000	538,256
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	778,000	983,197
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	760,000	712,424
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	977,000	1,094,240
		9,874,851
Electric — 0.37%
Duke Energy 4.125% exercise price $118.78, maturity date 4/15/26	911,000	920,110
FirstEnergy 4.00% exercise price $46.81, maturity date 5/1/26	720,000	722,880
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	853,000	870,487
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	717,000	739,639
		3,253,116

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Energy — 0.12%
Nabors Industries 1.75% exercise price $212.51, maturity date 6/15/29	1,435,000	$ 1,069,218
		1,069,218
Financials — 0.10%
Repay Holdings 144A 8.361% exercise price $33.60, maturity date 2/1/26 #, ^	992,000	908,315
		908,315
Industrials — 0.01%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	428,000	67,582
		67,582
Technology — 0.81%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	822,000	879,129
Block 0.125% exercise price $121.01, maturity date 3/1/25	927,000	891,728
CSG Systems International 144A 3.875% exercise price $71.05, maturity date 9/15/28 #	931,000	864,434
Global Payments 144A 1.50% exercise price $156.96, maturity date 3/1/31 #	721,000	665,257
InterDigital 3.50% exercise price $77.49, maturity date 6/1/27	535,000	816,196
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	835,000	1,027,885
Verint Systems 0.25% exercise price $62.08, maturity date 4/15/26	1,182,000	1,076,802
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	1,717,000	1,024,190
		7,245,621
Total Convertible Bonds (cost $29,568,812)		29,858,123

Corporate Bonds — 10.27%
Automotive — 0.12%
Allison Transmission
144A 3.75% 1/30/31 #	255,000	221,190
144A 5.875% 6/1/29 #	205,000	201,885

Garrett Motion Holdings 144A 7.75% 5/31/32 #	185,000	186,374
Goodyear Tire & Rubber 5.25% 7/15/31	275,000	248,850

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)

Wand NewCo 3 144A 7.625% 1/30/32 #	177,000	$ 181,521
		1,039,820
Banking — 1.61%
Banco Continental 144A 2.75% 12/10/25 #	400,000	378,847
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	190,000	181,842
Banco Industrial 144A 4.875% 1/29/31 #, μ	315,000	305,048
Bank of America
1.922% 10/24/31 μ	560,000	454,325
2.482% 9/21/36 μ	340,000	272,112
2.884% 10/22/30 μ	20,000	17,678
2.972% 2/4/33 μ	240,000	202,336
3.194% 7/23/30 μ	55,000	49,622
6.204% 11/10/28 μ	280,000	288,043

Bank of Montreal 7.70% 5/26/84 μ	815,000	826,295
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	475,000	466,834
Barclays
6.224% 5/9/34 μ	480,000	491,533
9.625% 12/15/29 μ, ψ	260,000	277,792

BBVA Bancomer 144A 1.875% 9/18/25 #	400,000	382,015
Citibank 5.488% 12/4/26	280,000	281,617
Citigroup 5.61% 9/29/26 μ	265,000	264,975
Citizens Bank 6.064% 10/24/25 μ	790,000	790,328
Citizens Financial Group 2.85% 7/27/26	345,000	325,055
Deutsche Bank
6.72% 1/18/29 μ	645,000	666,200
6.819% 11/20/29 μ	180,000	186,923

Fifth Third Bancorp 6.361% 10/27/28 μ	445,000	453,469
Goldman Sachs Group 6.484% 10/24/29 μ	290,000	301,889
Huntington Bancshares 6.208% 8/21/29 μ	455,000	463,956
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	32,280
2.58% 4/22/32 μ	435,000	365,276
3.109% 4/22/51 μ	30,000	20,415
5.012% 1/23/30 μ	380,000	375,105
5.766% 4/22/35 μ	140,000	143,073
KeyBank
3.40% 5/20/26	500,000	473,533
4.15% 8/8/25	470,000	459,980
5.85% 11/15/27	30,000	29,794

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

KeyCorp 4.789% 6/1/33 μ	2,000	$ 1,822
Morgan Stanley
2.484% 9/16/36 μ	256,000	201,952
5.123% 2/1/29 μ	15,000	14,905
5.831% 4/19/35 μ	530,000	540,789
6.138% 10/16/26 μ	155,000	156,135
6.296% 10/18/28 μ	249,000	256,186

NBK SPC 144A 1.625% 9/15/27 #, μ	405,000	369,483
PNC Financial Services Group 2.60% 7/23/26	355,000	335,960
Popular 7.25% 3/13/28	730,000	746,042
State Street
5.751% 11/4/26 μ	15,000	15,059
5.82% 11/4/28 μ	10,000	10,205
SVB Financial Group
1.80% 10/28/26 ‡	51,000	34,116
1.80% 2/2/31 ‡	60,000	40,147
4.00% 5/15/26 ‡	680,000	8,925
4.57% 4/29/33 ‡	22,000	14,576

Truist Bank 2.636% 9/17/29 μ	533,000	517,901
Truist Financial
1.887% 6/7/29 μ	75,000	65,271
4.95% 9/1/25 μ, ψ	85,000	83,388
6.123% 10/28/33 μ	10,000	10,214

Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	200,000	200,234
US Bancorp
2.491% 11/3/36 μ	65,000	50,835
3.00% 7/30/29	150,000	133,284
3.10% 4/27/26	210,000	201,401
4.839% 2/1/34 μ	10,000	9,425
5.727% 10/21/26 μ	59,000	59,116
		14,305,561
Basic Industry — 0.54%
Avient 144A 5.75% 5/15/25 #	232,000	230,913
Cleveland-Cliffs 144A 7.00% 3/15/32 #	285,000	281,428
CP Atlas Buyer 144A 7.00% 12/1/28 #	245,000	217,734
FMG Resources August 2006 144A 5.875% 4/15/30 #	290,000	281,525
Freeport-McMoRan 5.45% 3/15/43	900,000	847,810
LYB International Finance III 5.50% 3/1/34	855,000	845,053

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Metinvest 8.50% 4/23/26 ■	200,000	$ 158,928
NOVA Chemicals 144A 8.50% 11/15/28 #	50,000	53,091
Novelis 144A 4.75% 1/30/30 #	420,000	388,343
Olin 5.00% 2/1/30	100,000	94,036
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	212,911
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	190,000	173,788
Sherwin-Williams
2.90% 3/15/52	235,000	147,358
3.30% 5/15/50	475,000	327,013

Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	200,000	206,127
Standard Industries 144A 3.375% 1/15/31 #	395,000	329,884
		4,795,942
Brokerage — 0.07%
Jefferies Financial Group
2.625% 10/15/31	355,000	286,572
4.15% 1/23/30	170,000	156,911
6.45% 6/8/27	90,000	91,934
6.50% 1/20/43	70,000	72,527
		607,944
Capital Goods — 0.38%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	405,000	334,776
Boeing 2.196% 2/4/26	645,000	605,603
Bombardier
144A 6.00% 2/15/28 #	55,000	54,203
144A 7.25% 7/1/31 #	90,000	91,990
144A 7.50% 2/1/29 #	211,000	218,454
144A 8.75% 11/15/30 #	180,000	193,364

Cemex 144A 9.125% 3/14/28 #, μ, ψ	275,000	295,744
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	140,000	135,154
Esab 144A 6.25% 4/15/29 #	190,000	190,673
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	305,000	311,134
144A 9.25% 4/15/27 #	110,000	109,646

Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	100,000	93,421

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Sealed Air 144A 5.00% 4/15/29 #	260,000	$ 246,686
TransDigm 144A 6.625% 3/1/32 #	515,000	517,170
		3,398,018
Communications — 0.59%
American Tower
2.30% 9/15/31	770,000	624,366
5.45% 2/15/34	325,000	321,118
AT&T
1.70% 3/25/26	215,000	201,337
3.50% 6/1/41	31,000	23,674
3.50% 9/15/53	735,000	496,796
4.35% 3/1/29	280,000	270,204
Charter Communications Operating
3.85% 4/1/61	790,000	465,537
4.40% 12/1/61	290,000	188,918
4.80% 3/1/50	240,000	177,099
5.05% 3/30/29	100,000	95,859
Comcast
2.80% 1/15/51	220,000	134,976
3.20% 7/15/36	552,000	443,466
3.375% 8/15/25	685,000	669,811

Discovery Communications 4.00% 9/15/55	95,000	60,861
T-Mobile USA
3.00% 2/15/41	440,000	315,938
3.75% 4/15/27	130,000	124,696
5.75% 1/15/34	180,000	184,357
Verizon Communications
2.10% 3/22/28	200,000	179,224
2.875% 11/20/50	445,000	280,590

Warnermedia Holdings 4.279% 3/15/32	20,000	17,512
		5,276,339
Consumer Cyclical — 0.23%
Aptiv 3.10% 12/1/51	817,000	504,189
Ford Motor Credit
5.80% 3/5/27	470,000	469,628
6.95% 6/10/26	290,000	295,300

VICI Properties 4.95% 2/15/30	775,000	742,959
		2,012,076

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods — 0.04%
Acushnet 144A 7.375% 10/15/28 #	128,000	$ 131,755
Fiesta Purchaser 144A 7.875% 3/1/31 #	227,000	233,446
		365,201
Consumer Non-Cyclical — 0.53%
AbbVie 4.95% 3/15/31	935,000	927,556
Amgen
5.15% 3/2/28	475,000	473,843
5.65% 3/2/53	5,000	4,938
Bunge Limited Finance
1.63% 8/17/25	150,000	143,162
2.75% 5/14/31	565,000	480,923

Campbell Soup 5.20% 3/19/27	740,000	740,632
Central American Bottling 144A 5.25% 4/27/29 #	400,000	376,470
HCA
3.50% 7/15/51	55,000	36,733
6.00% 4/1/54	405,000	397,986

JBS USA Holding Lux 3.00% 2/2/29	300,000	265,442
MHP Lux 6.95% 4/3/26 ■	200,000	163,540
Royalty Pharma 3.35% 9/2/51	1,010,000	644,792
		4,656,017
Electric — 0.97%
AEP Transmission 5.40% 3/15/53	5,000	4,785
AES Andes 144A 6.30% 3/15/29 #	200,000	199,499
American Electric Power 5.699% 8/15/25	1,000,000	1,000,573
Appalachian Power 4.50% 8/1/32	285,000	262,314
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	127,912
Calpine
144A 5.00% 2/1/31 #	410,000	378,969
144A 5.25% 6/1/26 #	60,000	59,311

Duke Energy 4.875% 9/16/24 μ, ψ	570,000	563,346
Duke Energy Carolinas
3.95% 11/15/28	420,000	401,498
4.95% 1/15/33	25,000	24,462

Entergy Arkansas 4.20% 4/1/49	190,000	151,969
Entergy Louisiana
4.00% 3/15/33	90,000	81,195
4.95% 1/15/45	20,000	17,718

Entergy Mississippi 2.85% 6/1/28	150,000	137,686

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Entergy Texas 3.55% 9/30/49	300,000	$ 211,964
Nevada Power 5.90% 5/1/53	165,000	166,332
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	71,815
3.00% 1/15/52	905,000	572,717
5.65% 5/1/79 μ	55,000	52,396

Oglethorpe Power 3.75% 8/1/50	520,000	371,109
Pacific Gas & Electric
2.10% 8/1/27	30,000	27,044
2.50% 2/1/31	45,000	37,097
3.25% 6/1/31	25,000	21,498
3.30% 8/1/40	355,000	253,821
4.95% 7/1/50	703,000	587,259
PacifiCorp
2.70% 9/15/30	20,000	17,153
2.90% 6/15/52	425,000	247,417
3.30% 3/15/51	30,000	19,259
3.50% 6/15/29	255,000	235,343
5.35% 12/1/53	5,000	4,484
Southern California Edison
4.00% 4/1/47	355,000	273,184
4.20% 3/1/29	150,000	143,309
4.875% 3/1/49	165,000	143,781

Southwestern Electric Power 4.10% 9/15/28	165,000	156,337
Vistra
144A 7.00% 12/15/26 #, μ, ψ	465,000	462,006
144A 8.00% 10/15/26 #, μ, ψ	200,000	203,458
Vistra Operations
144A 4.30% 7/15/29 #	215,000	201,509
144A 6.95% 10/15/33 #	705,000	751,563
		8,643,092
Energy — 1.49%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	365,000	351,642
144A 7.00% 11/1/26 #	175,000	175,093

BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	189,327
BP Capital Markets America
2.721% 1/12/32	80,000	67,865
2.939% 6/4/51	275,000	175,306
4.812% 2/13/33	10,000	9,676

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Cheniere Energy Partners 4.50% 10/1/29	495,000	$ 470,757
Civitas Resources 144A 8.625% 11/1/30 #	200,000	214,064
Diamondback Energy
3.125% 3/24/31	435,000	381,218
5.75% 4/18/54	464,000	447,650

Enbridge 6.70% 11/15/53	420,000	460,425
Energy Transfer
5.25% 4/15/29	170,000	169,100
5.75% 2/15/33	408,000	408,194
5.95% 5/15/54	415,000	399,538
6.25% 4/15/49	190,000	189,359
6.50% 11/15/26 μ, ψ	445,000	437,009
Enterprise Products Operating
3.20% 2/15/52	695,000	462,063
3.30% 2/15/53	40,000	27,028
5.35% 1/31/33	5,000	5,021
EQM Midstream Partners
144A 4.75% 1/15/31 #	465,000	427,304
6.50% 7/15/48	65,000	65,077

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	717,204	609,103
Genesis Energy
7.75% 2/1/28	155,000	155,795
7.875% 5/15/32	45,000	45,121

Geopark 144A 5.50% 1/17/27 #	325,000	293,937
Hilcorp Energy I
144A 6.00% 4/15/30 #	300,000	289,730
144A 6.00% 2/1/31 #	40,000	38,260
144A 6.25% 4/15/32 #	158,000	151,567

Kinder Morgan 5.20% 6/1/33	15,000	14,487
Kodiak Gas Services 144A 7.25% 2/15/29 #	110,000	111,749
Murphy Oil 6.375% 7/15/28	695,000	700,415
Nabors Industries
144A 7.25% 1/15/26 #	52,000	52,167
144A 9.125% 1/31/30 #	155,000	160,172

NGL Energy Operating 144A 8.375% 2/15/32 #	180,000	183,442
NuStar Logistics
5.625% 4/28/27	378,000	372,549
6.00% 6/1/26	117,000	115,962

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Occidental Petroleum 6.125% 1/1/31	1,030,000	$ 1,053,010
Raizen Fuels Finance 144A 6.45% 3/5/34 #	200,000	203,201
Southwestern Energy
5.375% 2/1/29	40,000	38,500
5.375% 3/15/30	190,000	182,890

Sunoco 144A 7.25% 5/1/32 #	105,000	107,571
Targa Resources Partners 5.00% 1/15/28	740,000	722,107
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	317,068
Transocean
144A 8.00% 2/1/27 #	251,000	252,193
144A 8.50% 5/15/31 #	170,000	169,945
USA Compression Partners
6.875% 9/1/27	298,000	298,203
144A 7.125% 3/15/29 #	95,000	95,185

Venture Global LNG 144A 8.375% 6/1/31 #	265,000	273,459
Vital Energy
144A 7.75% 7/31/29 #	245,000	248,616
144A 7.875% 4/15/32 #	75,000	76,203

Weatherford International 144A 8.625% 4/30/30 #	317,000	327,997
		13,193,320
Financials — 0.51%
AerCap Holdings 5.875% 10/10/79 μ	185,000	183,872
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	135,596
3.65% 7/21/27	505,000	477,871
4.45% 4/3/26	645,000	632,789
Air Lease
2.875% 1/15/26	560,000	535,482
2.875% 1/15/32	300,000	250,699
3.00% 2/1/30	175,000	154,413
4.65% 6/15/26 μ, ψ	135,000	127,739
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	778,858
144A 3.50% 11/1/27 #	445,000	415,647
144A 6.25% 4/15/28 #	15,000	15,280

Block 144A 6.50% 5/15/32 #	135,000	136,423
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	264,000	253,887
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	400,000	410,015
		4,508,571

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare — 0.26%
AthenaHealth Group 144A 6.50% 2/15/30 #	55,000	$ 49,955
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	405,000	378,108
CHS 144A 4.75% 2/15/31 #	245,000	193,641
DaVita
144A 3.75% 2/15/31 #	140,000	117,588
144A 4.625% 6/1/30 #	115,000	103,106

Grifols 144A 4.75% 10/15/28 #	200,000	174,192
Legacy LifePoint Health 144A 4.375% 2/15/27 #	155,000	146,501
Medline Borrower 144A 5.25% 10/1/29 #	343,000	323,604
Surgery Center Holdings 144A 7.25% 4/15/32 #	190,000	191,663
Tenet Healthcare
4.25% 6/1/29	175,000	162,029
6.125% 10/1/28	505,000	500,674
		2,341,061
Industrials — 0.02%
CK Hutchison International 23 144A 4.875% 4/21/33 #	200,000	192,713
		192,713
Insurance — 0.58%
AIA Group 144A 5.375% 4/5/34 #	200,000	195,920
Aon
2.90% 8/23/51	370,000	226,967
5.00% 9/12/32	755,000	733,523

Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	318,065
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	47,695
Athene Holding 3.95% 5/25/51	1,020,000	728,884
Elevance Health 5.15% 6/15/29	10,000	9,986
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	198,687
144A 8.125% 2/15/32 #	200,000	198,396
HUB International
144A 5.625% 12/1/29 #	220,000	204,348
144A 7.375% 1/31/32 #	200,000	200,835
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	235,000	247,518
144A 10.50% 12/15/30 #	465,000	502,797

New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	577,349
Panther Escrow Issuer 144A 7.125% 6/1/31 #	185,000	186,693
UnitedHealth Group 5.375% 4/15/54	440,000	427,063

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

USI 144A 7.50% 1/15/32 #	155,000	$ 155,773
		5,160,499
Leisure — 0.36%
Boyd Gaming 144A 4.75% 6/15/31 #	500,000	448,927
Caesars Entertainment
144A 6.50% 2/15/32 #	135,000	133,579
144A 7.00% 2/15/30 #	485,000	490,542
Carnival
144A 5.75% 3/1/27 #	200,000	196,441
144A 6.00% 5/1/29 #	445,000	435,199

Light & Wonder International 144A 7.25% 11/15/29 #	320,000	325,211
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	544,000	531,781
144A 7.25% 1/15/30 #	100,000	103,364

Scientific Games Holdings 144A 6.625% 3/1/30 #	380,000	360,236
Six Flags Entertainment 144A 6.625% 5/1/32 #	185,000	185,251
		3,210,531
Media — 0.40%
AMC Networks 4.25% 2/15/29	290,000	204,896
CCO Holdings
144A 4.50% 8/15/30 #	335,000	278,620
4.50% 5/1/32	110,000	87,350
144A 5.375% 6/1/29 #	485,000	434,823

CMG Media 144A 8.875% 12/15/27 #	410,000	206,200
CSC Holdings
144A 3.375% 2/15/31 #	710,000	416,532
144A 5.00% 11/15/31 #	500,000	209,194

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	383,820	191,910
Directv Financing 144A 5.875% 8/15/27 #	255,000	239,650
DISH DBS 144A 5.75% 12/1/28 #	490,000	342,300
Gray Television
144A 4.75% 10/15/30 #	238,000	135,644
144A 5.375% 11/15/31 #	285,000	158,560

Sirius XM Radio 144A 4.00% 7/15/28 #	680,000	609,373
		3,515,052

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas — 0.07%
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	$ 196,467
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	480,000	449,055
		645,522
Real Estate — 0.07%
Iron Mountain
144A 4.50% 2/15/31 #	320,000	285,072
144A 5.25% 3/15/28 #	380,000	366,104
		651,176
Retail — 0.20%
Asbury Automotive Group
144A 4.625% 11/15/29 #	65,000	59,862
4.75% 3/1/30	170,000	156,072
Bath & Body Works
6.875% 11/1/35	435,000	439,097
6.95% 3/1/33	111,000	108,375

Murphy Oil USA 144A 3.75% 2/15/31 #	395,000	343,076
PetSmart 144A 7.75% 2/15/29 #	505,000	483,903
Victra Holdings 144A 7.75% 2/15/26 #	219,000	217,128
		1,807,513
Services — 0.24%
GFL Environmental 144A 6.75% 1/15/31 #	150,000	153,190
Prime Security Services Borrower 144A 5.75% 4/15/26 #	533,000	529,582
SRS Distribution
144A 6.00% 12/1/29 #	110,000	111,714
144A 6.125% 7/1/29 #	110,000	111,787
Staples
144A 7.50% 4/15/26 #	241,000	241,108
144A 10.75% 9/1/29 #	180,000	174,394

United Rentals North America 3.875% 2/15/31	306,000	269,503
White Cap Buyer 144A 6.875% 10/15/28 #	340,000	324,705
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	174,000	172,004
		2,087,987
Technology — 0.31%
Broadcom
144A 3.137% 11/15/35 #	4,000	3,181
144A 3.419% 4/15/33 #	11,000	9,405
144A 3.469% 4/15/34 #	1,082,000	912,392

Schedule of investments
Delaware Wealth Builder Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CDW
2.67% 12/1/26		615,000	$ 572,201
3.276% 12/1/28		390,000	351,804

Marvell Technology 2.45% 4/15/28		520,000	467,384
Oracle 3.60% 4/1/50		678,000	472,005
			2,788,372
Technology & Electronics — 0.27%
Clarios Global 144A 8.50% 5/15/27 #		215,000	216,781
Cloud Software Group 144A 6.50% 3/31/29 #		290,000	275,269
CommScope Technologies 144A 6.00% 6/15/25 #		165,000	135,836
Entegris 144A 5.95% 6/15/30 #		335,000	330,033
NCR Voyix 144A 5.25% 10/1/30 #		125,000	113,523
Seagate HDD Cayman
5.75% 12/1/34		125,000	118,321
144A 8.25% 12/15/29 #		110,000	117,764

Sensata Technologies 144A 4.00% 4/15/29 #		255,000	231,860
SS&C Technologies 144A 5.50% 9/30/27 #		200,000	196,019
UKG 144A 6.875% 2/1/31 #		610,000	614,285
Zebra Technologies 144A 6.50% 6/1/32 #		50,000	50,364
			2,400,055
Telecommunications — 0.30%
Altice France 144A 5.50% 10/15/29 #		400,000	269,112
Connect Finco 144A 6.75% 10/1/26 #		250,000	236,253
Consolidated Communications
144A 5.00% 10/1/28 #		215,000	177,129
144A 6.50% 10/1/28 #		270,000	228,788
Frontier Communications Holdings
144A 5.00% 5/1/28 #		25,000	23,370
144A 5.875% 10/15/27 #		638,000	621,769
5.875% 11/1/29		80,000	69,168
144A 6.75% 5/1/29 #		185,000	169,038

Iliad Holding SASU 144A 8.50% 4/15/31 #		200,000	202,596
Sable International Finance 144A 5.75% 9/7/27 #		200,000	191,199
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	336,510
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	169,899
			2,694,831
Transportation — 0.11%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	199,582
Genesee & Wyoming 144A 6.25% 4/15/32 #		185,000	183,088

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Rumo Luxembourg 144A 5.25% 1/10/28 #	400,000	$ 383,664
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	200,000	205,050
		971,384
Total Corporate Bonds (cost $96,489,681)		91,268,597

Government Agency Obligations — 0.31%
Consorcio Transmantaro 144A 5.20% 4/11/38 #	310,000	287,931
Development Bank of Kazakhstan 144A 5.50% 4/15/27 #	200,000	199,491
Georgian Railway JSC 4.00% 6/17/28 ■	400,000	355,805
Hutama Karya Persero 144A 3.75% 5/11/30 #	600,000	547,578
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	192,349
QazaqGaz JSC 144A 4.375% 9/26/27 #	1,271,000	1,197,629
Total Government Agency Obligations (cost $2,970,010)		2,780,783

Municipal Bonds — 0.04%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50	185,000	214,295
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41	105,000	119,009
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	53,651
Total Municipal Bonds (cost $486,868)		386,955

Non-Agency Asset-Backed Securities — 0.96%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,300,000	1,283,428
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	223,916
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	214,267

Schedule of investments
Delaware Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	128,976	$ 127,895
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	134,385
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	149,744
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	1,584,945
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	993,146
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,582,051
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	415,689
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •	12,522	12,178
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	96,221
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	1,000,000	991,239
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	550,000	546,938
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	202,393	201,752
Total Non-Agency Asset-Backed Securities (cost $8,737,292)		8,557,794

Non-Agency Collateralized Mortgage Obligations — 0.26%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.824% (SOFR + 1.50%) 10/25/43 #, •	1,032,618	1,037,200
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.174% (SOFR + 1.85%) 11/25/43 #, •	293,274	296,968
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.41% 6/25/29 #, •	42,372	38,976
Series 2014-2 B2 144A 3.41% 6/25/29 #, •	42,373	38,758
Series 2015-4 B1 144A 3.532% 6/25/45 #, •	94,042	84,730
Series 2015-4 B2 144A 3.532% 6/25/45 #, •	94,042	84,413
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	40,954	32,200
JPMorgan Trust
Series 2015-5 B2 144A 6.777% 5/25/45 #, •	55,506	55,756

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-6 B1 144A 3.507% 10/25/45 #, •		80,920	$ 74,936
Series 2015-6 B2 144A 3.507% 10/25/45 #, •		80,920	74,835

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		79,926	62,942
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.93% 1/25/45 #, •		17,399	16,327
WST Trust Series 2019-1 A 5.372% (BBSW1M + 1.08%) 8/18/50 •	AUD	608,229	406,261
Total Non-Agency Collateralized Mortgage Obligations (cost $2,352,343)			2,304,302

Non-Agency Commercial Mortgage-Backed Securities — 1.30%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	87,187
Series 2019-BN20 A3 3.011% 9/15/62		250,000	217,693
Series 2019-BN21 A5 2.851% 10/17/52		725,000	631,129
Series 2020-BN25 A5 2.649% 1/15/63		850,000	729,553
Series 2022-BNK40 A4 3.393% 3/15/64 •		1,000,000	873,176

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	313,984
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	704,911
Series 2020-B21 A5 1.978% 12/17/53		500,000	403,310
Series 2021-B24 A5 2.584% 3/15/54		260,000	213,209
Series 2021-B25 A5 2.577% 4/15/54		450,000	362,899
Series 2022-B33 A5 3.458% 3/15/55		1,000,000	877,387

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52		350,000	300,426
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	216,400
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54		100,000	94,942
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47		345,000	336,214
Series 2015-3BP A 144A 3.178% 2/10/35 #		500,000	453,364

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	80,945
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50		350,000	327,720

Schedule of investments
Delaware Wealth Builder Fund
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		515,000	$ 479,352
Series 2019-GC39 A4 3.567% 5/10/52		580,000	522,977
Series 2019-GC42 A4 3.00% 9/10/52		1,280,000	1,135,357
Series 2020-GC47 A5 2.377% 5/12/53		250,000	210,792

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		150,000	145,540
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50		350,000	324,465
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46		125,000	108,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49		350,000	333,655
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49		835,000	778,757
Series 2019-C54 A4 3.146% 12/15/52		375,000	332,752
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,581,888)			11,596,234

Sovereign Bonds — 1.28%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31 ■	EUR	320,000	315,758
			315,758
Angola — 0.02%
Angolan Government International Bond
9.375% 5/8/48 ■		200,000	171,341
			171,341
Argentina — 0.01%
Argentine Republic Government International Bond
0.75% 7/9/30 ~		87,300	49,893
			49,893
Benin — 0.02%
Benin Government International Bond
144A 7.96% 2/13/38 #		200,000	187,708
			187,708

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Bermuda — 0.08%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		401,000	$ 384,479
5.00% 7/15/32 ■		356,000	341,333
			725,812
Brazil — 0.04%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/33	BRL	2,248,000	389,102
			389,102
Chile — 0.10%
Chile Government International Bonds
2.55% 1/27/32		645,000	537,407
4.34% 3/7/42		438,000	375,507
			912,914
Colombia — 0.02%
Colombia Government International Bond
5.20% 5/15/49		200,000	140,912
			140,912
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		661,000	603,076
144A 4.875% 9/23/32 #		242,000	217,289
			820,365
Gabon — 0.02%
Gabon Government International Bond
6.625% 2/6/31 ■		200,000	159,649
			159,649
Indonesia — 0.16%
Indonesia Treasury Bond 6.625% 2/15/34	IDR	5,053,000,000	304,830
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		1,163,000	1,122,763
			1,427,593
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	400,000	369,176
144A 6.125% 6/15/33 #		777,000	691,899
			1,061,075

Schedule of investments
Delaware Wealth Builder Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Mexico — 0.07%
Mexican Udibonos 4.50% 11/22/35	MXN	5,703,738	$ 318,167
Mexico Government International Bond 4.60% 1/23/46		416,000	325,487
			643,654
Nigeria — 0.04%
Nigeria Government International Bond
7.375% 9/28/33 ■		411,000	343,511
			343,511
Paraguay — 0.10%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		559,000	531,329
5.60% 3/13/48 ■		363,000	322,070
			853,399
Peru — 0.04%
Corp Financiera de Desarrollo
144A 2.40% 9/28/27 #		400,000	358,556
			358,556
Poland — 0.07%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		300,000	294,845
Republic of Poland Government International Bond 5.50% 4/4/53		292,000	282,958
			577,803
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	200,000	211,083
			211,083
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	173,000	124,953
			124,953
Serbia — 0.09%
Serbia International Bond
1.00% 9/23/28 ■	EUR	897,000	826,931
			826,931

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Africa — 0.12%
Republic of South Africa Government International Bonds
5.65% 9/27/47	1,000,000	$ 723,065
5.75% 9/30/49	444,000	320,585
		1,043,650
Total Sovereign Bonds (cost $12,024,306)		11,345,662

Supranational Banks — 0.07%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	250,000	239,275
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	393,000	341,005
Total Supranational Banks (cost $651,735)		580,280

US Treasury Obligations — 5.85%
US Treasury Bonds
2.25% 8/15/46	2,590,000	1,706,567
3.875% 2/15/43	2,405,000	2,150,549
4.25% 2/15/54	2,060,000	1,932,698
4.50% 2/15/44	760,000	737,734
4.75% 11/15/43	520,000	521,422

US Treasury Floating Rate Note 5.465% (USBMMY3M + 0.15%) 4/30/26 •	2,370,000	2,371,313
US Treasury Notes
4.00% 1/31/31	1,660,000	1,612,340
4.00% 2/15/34	26,010,000	25,012,272
4.50% 5/31/29	1,560,000	1,560,366
4.625% 4/30/29	7,530,000	7,567,650
4.625% 4/30/31	2,360,000	2,377,700
4.625% 5/15/34	1,965,000	1,947,653
5.125% 9/30/25	2,510,000	2,507,500
Total US Treasury Obligations (cost $52,548,117)		52,005,764

Schedule of investments
Delaware Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks — 58.45%
Communication Services — 2.81%
Alphabet Class C †	13,769	$ 2,395,255
AT&T	109,716	1,999,025
Interpublic Group	25,688	805,833
KDDI	18,300	504,252
Meta Platforms Class A	12,384	5,781,223
Publicis Groupe	8,773	985,426
Verizon Communications	215,486	8,867,249
Walt Disney	34,813	3,617,419
		24,955,682
Consumer Discretionary — 5.96%
adidas	5,688	1,440,603
Amadeus IT Group	28,625	2,043,324
Bath & Body Works	77,977	4,050,125
Best Buy	47,927	4,065,168
eBay	33,537	1,818,376
Genuine Parts	24,901	3,589,230
H & M Hennes & Mauritz Class B	47,053	832,001
Home Depot	18,696	6,260,730
Kering	2,004	692,814
Lowe's	16,400	3,629,156
LVMH Moet Hennessy Louis Vuitton	1,073	858,125
NIKE Class B	27,199	2,585,265
PulteGroup	35,687	4,186,799
Ross Stores	28,149	3,934,104
Sodexo	16,861	1,570,403
Starbucks	21,056	1,689,112
Swatch Group	2,785	596,571
TJX	89,148	9,191,159
		53,033,065
Consumer Staples — 4.73%
Altria Group	107,467	4,970,349
Anheuser-Busch InBev	26,153	1,650,035
Asahi Group Holdings	11,400	418,225
Cal-Maine Foods	57,923	3,572,111
Conagra Brands	122,498	3,660,240
Danone	28,905	1,864,081
Diageo	68,113	2,293,187
Dollar Tree †	27,000	3,184,650
Essity Class B	58,010	1,490,415
Hershey	18,749	3,709,115

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Kao	33,300	$ 1,458,562
Koninklijke Ahold Delhaize	86,890	2,694,724
Nestle	18,351	1,947,888
Philip Morris International	50,879	5,158,113
Seven & i Holdings	35,400	456,899
Unilever	45,573	2,495,718
Vector Group	97,835	1,073,250
		42,097,562
Energy — 3.59%
APA	69,440	2,120,003
Chevron	41,942	6,807,186
Civitas Resources	42,984	3,161,903
Coterra Energy	101,430	2,892,784
EOG Resources	17,923	2,232,310
Exxon Mobil	91,450	10,723,427
Marathon Petroleum	22,426	3,960,656
		31,898,269
Financials — 10.00%
Allstate	23,201	3,886,632
Ally Financial	54,034	2,105,705
American Financial Group	30,532	3,966,412
American International Group	51,200	4,035,584
Ameriprise Financial	9,715	4,241,666
Bank of New York Mellon	64,426	3,840,434
BlackRock	5,967	4,606,703
Blackstone	24,187	2,914,533
Citizens Financial Group	114,964	4,057,080
Corebridge Financial	143,806	4,194,821
Fidelity National Financial	49,461	2,490,856
Fidelity National Information Services	51,675	3,921,099
Fifth Third Bancorp	61,612	2,305,521
KeyCorp	282,499	4,059,511
MetLife	61,001	4,414,642
PNC Financial Services Group	13,250	2,085,418
Principal Financial Group	49,970	4,099,539
Prudential Financial	40,143	4,831,210
Sberbank of Russia PJSC =	52,870	0
SEI Investments	24,382	1,650,905
State Street	29,819	2,254,018
Synchrony Financial	90,524	3,964,951

Schedule of investments
Delaware Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Travelers	18,412	$ 3,971,468
Truist Financial	103,200	3,895,800
US Bancorp	92,500	3,750,875
Western Union	260,392	3,333,018
		88,878,401
Healthcare — 6.73%
AbbVie	36,509	5,886,711
Baxter International	92,600	3,156,734
Bristol-Myers Squibb	62,237	2,557,318
Cardinal Health	32,986	3,274,520
Cencora	17,216	3,900,629
Cigna Group	10,982	3,784,617
Community Healthcare Trust	225	5,278
CVS Health	52,400	3,123,040
Gilead Sciences	49,449	3,178,087
Healthpeak Properties	3,761	74,844
Hologic †	52,031	3,838,847
Johnson & Johnson	23,800	3,490,746
McKesson	4,811	2,740,297
Medical Properties Trust	235	1,260
Merck & Co.	78,367	9,838,193
Novo Nordisk Class B	8,350	1,131,326
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	85,092	2,438,737
Roche Holding	6,566	1,676,411
SIGA Technologies	149,771	1,120,287
Smith & Nephew	151,946	1,922,653
UnitedHealth Group	2,518	1,247,342
Ventas	4,461	224,210
Welltower	11,365	1,178,210
		59,790,297
Industrials — 4.81%
3M	17,315	1,733,924
Dover	22,127	4,067,385
DSV	2,716	418,181
Expeditors International of Washington	28,422	3,436,220
Honeywell International	20,235	4,091,315
Intertek Group	22,535	1,383,070
Knorr-Bremse	13,501	1,039,753

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Kone Class B	21,006	$ 1,071,707
Lockheed Martin	2,926	1,376,215
Makita	47,200	1,391,765
Masco	52,684	3,683,665
Northrop Grumman	8,250	3,718,853
Otis Worldwide	38,035	3,773,072
Paychex	33,696	4,048,911
Pluxee †	16,099	502,211
Plymouth Industrial REIT	1,587	33,105
Prologis	17,643	1,949,375
Rexford Industrial Realty	4,618	209,472
Robert Half	41,956	2,694,834
Securitas Class B	199,255	2,050,589
Terreno Realty	1,211	68,518
		42,742,140
Information Technology — 16.38%
Accenture Class A	7,767	2,192,546
Apple	113,281	21,778,272
Applied Materials	18,597	3,999,843
Broadcom	6,103	8,108,141
Cisco Systems	163,485	7,602,052
Cognizant Technology Solutions Class A	52,250	3,456,338
Dell Technologies Class C	32,020	4,468,711
Digital Realty Trust	4,065	590,807
Equinix	1,915	1,461,107
HP	132,341	4,830,446
KLA	6,547	4,972,643
Lam Research	5,356	4,994,149
Microsoft	59,501	24,700,650
Monolithic Power Systems	5,610	4,126,884
Motorola Solutions	10,933	3,989,561
NetApp	39,107	4,709,656
NVIDIA	22,145	24,278,228
Oracle	32,000	3,750,080
QUALCOMM	29,554	6,030,494
SAP	9,468	1,726,571
Teledyne Technologies †	9,622	3,819,453
		145,586,632

Schedule of investments
Delaware Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 1.08%
Air Liquide	9,334	$ 1,837,622
Dow	63,561	3,663,021
DuPont de Nemours	49,777	4,089,678
		9,590,321
Real Estate — 0.49%
Equity Residential	67,209	4,370,601
Spirit MTA REIT =, †, π	677	0
		4,370,601
REIT Diversified — 0.14%
Gaming and Leisure Properties	10,253	460,360
VICI Properties	26,105	749,474
Vornado Realty Trust	586	14,369
		1,224,203
REIT Healthcare — 0.06%
Alexandria Real Estate Equities	3,665	436,135
CareTrust REIT	5,272	134,805
		570,940
REIT Hotel — 0.14%
Apple Hospitality REIT	13,691	197,698
Chatham Lodging Trust	17,379	147,026
Host Hotels & Resorts	21,747	390,141
Park Hotels & Resorts	7,860	124,660
RLJ Lodging Trust	3,543	35,359
Ryman Hospitality Properties	3,273	343,894
Sunstone Hotel Investors	3,210	32,999
Xenia Hotels & Resorts	789	11,433
		1,283,210
REIT Mall — 0.10%
Simon Property Group	5,640	853,388
		853,388
REIT Manufactured Housing — 0.05%
Equity LifeStyle Properties	3,139	197,035
Sun Communities	1,829	215,804
		412,839
REIT Multifamily — 0.20%
American Homes 4 Rent Class A	7,099	255,848
AvalonBay Communities	2,712	522,548
Camden Property Trust	3,111	319,344

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Essex Property Trust	1,540	$ 400,077
Mid-America Apartment Communities	2,147	287,075
		1,784,892
REIT Office — 0.05%
Boston Properties	1,632	99,013
Cousins Properties	8,791	203,336
Piedmont Office Realty Trust Class A	15,527	113,192
		415,541
REIT Self-Storage — 0.18%
CubeSmart	8,129	343,938
Extra Space Storage	3,150	456,026
Public Storage	3,063	838,741
		1,638,705
REIT Shopping Center — 0.19%
Agree Realty	2,619	159,130
Brixmor Property Group	19,700	443,447
Kimco Realty	17,736	343,369
Kite Realty Group Trust	5,226	114,554
Phillips Edison & Co.	1,288	41,139
Regency Centers	4,172	256,161
Retail Opportunity Investments	5,040	63,101
SITE Centers	9,283	133,861
Tanger	5,694	158,008
		1,712,770
REIT Single Tenant — 0.09%
Broadstone Net Lease	3,379	51,868
Orion Office REIT	3,156	11,835
Realty Income	14,586	773,933
		837,636
REIT Specialty — 0.20%
EPR Properties	2,607	106,991
Essential Properties Realty Trust	6,404	171,499
Innovative Industrial Properties	463	49,902
Invitation Homes	16,677	580,193
Iron Mountain	7,456	601,625
Lamar Advertising Class A	1,335	157,677
Outfront Media	5,643	81,541
		1,749,428

Schedule of investments
Delaware Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.47%
Duke Energy	40,100	$ 4,153,157
		4,153,157
Total Common Stocks (cost $427,729,886)		519,579,679

Convertible Preferred Stock — 0.74%
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	17,549	373,443
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,856	813,730
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26	17,749	1,152,265
Bank of America 7.25% exercise price $50.00 ω	627	745,503
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	21,253	1,009,518
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	8,019	1,064,362
UGI 7.25% exercise price $52.57, maturity date 6/1/24	11,880	686,426
Wells Fargo & Co. 7.50% exercise price $156.71 ω	615	716,598
Total Convertible Preferred Stock (cost $7,203,635)		6,561,845

Preferred Stock — 0.19%
Henkel AG & Co. 2.21% ω	18,855	1,706,952
Total Preferred Stock (cost $1,534,520)		1,706,952

Exchange-Traded Funds — 5.82%
iShares Core MSCI Europe ETF	149,420	8,965,200
iShares Latin America 40 ETF	166,102	4,494,720
iShares MSCI China ETF	156,065	6,838,768
iShares MSCI Emerging Markets Asia ETF	109,450	7,707,469
Vanguard Russell 2000 ETF	285,615	23,751,744
Total Exchange-Traded Funds (cost $49,366,715)		51,757,901

	Principal amount°	Value (US $)
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	$ 130
Total Leveraged Non-Recourse Security (cost $1,105,000)		130
	Number of shares
Limited Liability Corporation — 1.14%
Sc Hixson <<, =, π	7,200,000	10,092,240
Total Limited Liability Corporation (cost $5,121,000)		10,092,240

Short-Term Investments — 3.62%
Money Market Mutual Funds — 3.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	8,052,048	8,052,048
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	8,052,048	8,052,048
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	8,052,048	8,052,048
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.23%)	8,052,048	8,052,048
Total Short-Term Investments (cost $32,208,192)		32,208,192
Total Value of Securities—99.86% (cost $802,241,656)		$887,756,305
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2024, the aggregate value of restricted securities was $10,092,240, which represented 1.14% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
†	Non-income producing security.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2024.

Schedule of investments
Delaware Wealth Builder Fund
Δ	Securities have been classified by country of risk.
>	PIK. 100% of the income received was in the form of cash.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2024. Rate will reset at a future date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $61,059,997, which represents 6.87% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ω	Perpetual security with no stated maturity date.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson	1/7/20	$5,121,000	$10,092,240
Spirit MTA REIT	1/2/20	—	—
Total		$5,121,000	$10,092,240

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at May 31, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,650,526)	USD	1,764,761	7/12/24	$—	$(29,620)
JPMCB	INR	51,869,680	USD	(619,843)	7/12/24	987	—
Total Forward Foreign Currency Exchange Contracts						$987	$(29,620)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
152	US Treasury 5 yr Notes	$16,081,126	$16,087,423	9/30/24	$—	$(6,297)	$26,126
62	US Treasury 10 yr Notes	6,745,406	6,759,285	9/19/24	—	(13,879)	15,500
(6)	US Treasury Long Bonds	(696,375)	(701,578)	9/19/24	5,203	—	(3,188)
Total Futures Contracts			$22,145,130		$5,203	$(20,176)	$38,438

Schedule of investments
Delaware Wealth Builder Fund
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 6/20/28- Quarterly	705,000	1.000%	$3,622	$24,296	$(20,674)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	1,006,000	1.000%	(15,170)	(4,688)	(10,482)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	941,000	1.000%	(12,824)	(5,044)	(7,780)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly	1,438,000	1.000%	51,336	67,518	(16,182)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	700,000	1.000%	24,989	34,737	(9,748)
Total CDS Contracts			$51,953	$116,819	$(64,866)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(9,713).
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Delaware Wealth Builder Fund
Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
IDR – Indonesian Rupiah
INR – Indian Rupee
MXN – Mexican Peso
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2024 (Unaudited)
Assets:
Investments, at value*	$877,664,065
Investments of affiliated issuers, at value**	10,092,240
Foreign currencies, at valueΔ	113,142
Cash	195,167
Cash collateral due from brokers	362,274
Dividends and interest receivable	3,515,816
Receivable for securities sold	2,280,385
Foreign tax reclaims receivable	509,766
Receivable for fund shares sold	401,346
Upfront payments paid on over-the-counter credit default swap contracts	116,819
Prepaid expenses	66,618
Variation margin due from broker on futures contracts	38,438
Unrealized appreciation on forward foreign currency exchange contracts	987
Other assets	7,919
Total Assets	895,364,982
Liabilities:
Payable for securities purchased	4,121,296
Payable for fund shares redeemed	963,358
Other accrued expenses	496,194
Investment management fees payable to affiliates	440,533
Distribution fees payable to affiliates	170,673
Administration expenses payable to affiliates	78,654
Unrealized depreciation on over-the-counter credit default swap contracts	64,866
Unrealized depreciation on forward foreign currency exchange contracts	29,620
Swap payments payable	9,713
Total Liabilities	6,374,907
Total Net Assets	$888,990,075

Net Assets Consist of:
Paid-in capital	$793,488,003
Total distributable earnings (loss)	95,502,072
Total Net Assets	$888,990,075

Statement of assets and liabilities
Delaware Wealth Builder Fund
Net Asset Value

Class A:
Net assets	$746,136,816
Shares of beneficial interest outstanding, unlimited authorization, no par	50,656,900
Net asset value per share	$14.73
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$15.63

Class C:
Net assets	$14,352,294
Shares of beneficial interest outstanding, unlimited authorization, no par	971,620
Net asset value per share	$14.77

Class R:
Net assets	$1,482,286
Shares of beneficial interest outstanding, unlimited authorization, no par	100,522
Net asset value per share	$14.75

Institutional Class:
Net assets	$124,823,637
Shares of beneficial interest outstanding, unlimited authorization, no par	8,473,993
Net asset value per share	$14.73

Class R6:
Net assets	$2,195,042
Shares of beneficial interest outstanding, unlimited authorization, no par	149,028
Net asset value per share	$14.73
*Investments, at cost	$797,120,656
**Investments of affiliated issuers, at cost	5,121,000
ΔForeign currencies, at cost	111,624
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2024 (Unaudited)
Investment Income:
Dividends	$7,428,022
Interest	6,890,963
Dividends from affiliated investments	360,000
Foreign tax withheld	(112,902)
14,566,083

Expenses:
Management fees	2,797,976
Distribution expenses — Class A	933,273
Distribution expenses — Class C	78,962
Distribution expenses — Class R	4,588
Dividend disbursing and transfer agent fees and expenses	442,633
Accounting and administration expenses	108,849
Reports and statements to shareholders expenses	80,346
Legal fees	69,875
Registration fees	50,462
Audit and tax fees	33,348
Trustees’ fees	20,188
Custodian fees	4,207
Other	131,778
4,756,485
Less expenses waived	(218,216)
Less expenses paid indirectly	(1,503)
Total operating expenses	4,536,766
Net Investment Income (Loss)	10,029,317

Statement of operations
Delaware Wealth Builder Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$17,304,681
Foreign currencies	(76,647)
Forward foreign currency exchange contracts	63,188
Futures contracts	(309,545)
Swap contracts	(37,396)
Net realized gain (loss)	16,944,281

Net change in unrealized appreciation (depreciation) on:
Investments	60,224,936
Affiliated investments	288,720
Foreign currencies	(8,334)
Forward foreign currency exchange contracts	(39,064)
Futures contracts	(158,062)
Swap contracts	(21,309)
Net change in unrealized appreciation (depreciation)	60,286,887
Net Realized and Unrealized Gain (Loss)	77,231,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$87,260,485
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Wealth Builder Fund
	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Increase in Net Assets from Operations:
Net investment income (loss)	$10,029,317	$15,314,738
Net realized gain (loss)	16,944,281	17,229,468
Net change in unrealized appreciation (depreciation)	60,286,887	5,943,945
Net increase (decrease) in net assets resulting from operations	87,260,485	38,488,151

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(25,973,039)	(24,558,534)
Class C	(538,595)	(1,362,727)
Class R	(63,931)	(86,471)
Institutional Class	(4,508,612)	(8,665,489)
Class R6	(79,801)	(22,903)
	(31,163,978)	(34,696,124)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	20,152,859	20,254,353
Class C	1,553,127	1,311,979
Class R	121,367	250,460
Institutional Class	6,594,273	15,222,119
Class R6	1,892	2,052,465

Net assets from reorganization:[1]
Class A	—	524,606,211
Class C	—	4,120,753
Class R	—	694,137
Institutional Class	—	24,272,794
Class R6	—	22,008

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	25,191,537	23,425,241
Class C	537,808	1,357,724
Class R	63,523	85,581
Institutional Class	4,245,403	8,114,698
Class R6	79,801	22,903
	58,541,590	625,813,426

Statements of changes in net assets
Delaware Wealth Builder Fund
	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(66,954,922)	$(90,609,262)
Class C	(5,024,798)	(10,912,196)
Class R	(655,972)	(234,742)
Institutional Class	(14,493,273)	(32,825,120)
Class R6	(132,352)	(50,477)
	(87,261,317)	(134,631,797)
Increase (decrease) in net assets derived from capital share transactions	(28,719,727)	491,181,629
Net Increase in Net Assets	27,376,780	494,973,656

Net Assets:
Beginning of period	861,613,295	366,639,639
End of period	$888,990,075	$861,613,295
[1]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Delaware Wealth Builder Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$13.82	$14.38	$15.71	$13.71	$14.01	$14.15

0.16	0.30	0.22	0.21	0.25	0.53
1.25	0.21[3]	(0.47)	2.06	(0.09)	0.50
1.41	0.51	(0.25)	2.27	0.16	1.03

(0.20)	(0.31)	(0.25)	(0.27)	(0.27)	(0.35)
(0.30)	(0.76)	(0.83)	—	(0.19)	(0.82)
(0.50)	(1.07)	(1.08)	(0.27)	(0.46)	(1.17)

$14.73	$13.82	$14.38	$15.71	$13.71	$14.01

10.38%[5]	3.97%	(1.78%)[5]	16.63%[5]	1.30%[5]	8.30%[6]

$746,137	$720,746	$235,618	$259,143	$230,168	$259,283
1.04%	1.05%	1.26%[8]	1.08%	1.09%	1.09%
1.09%	1.05%	1.30%[8]	1.11%	1.12%	1.09%
2.23%	2.22%	1.51%[8]	1.37%	1.91%	3.91%
2.18%	2.22%	1.47%[8]	1.34%	1.88%	3.91%
32%	51%	65%	89%	68%	91%

Financial highlights
Delaware Wealth Builder Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$13.87	$14.42	$15.75	$13.73	$14.04	$14.18

0.11	0.20	0.11	0.09	0.15	0.43
1.25	0.21[3]	(0.47)	2.08	(0.10)	0.49
1.36	0.41	(0.36)	2.17	0.05	0.92

(0.16)	(0.20)	(0.14)	(0.15)	(0.17)	(0.24)
(0.30)	(0.76)	(0.83)	—	(0.19)	(0.82)
(0.46)	(0.96)	(0.97)	(0.15)	(0.36)	(1.06)

$14.77	$13.87	$14.42	$15.75	$13.73	$14.04

9.91%[5]	3.21%	(2.53%)[5]	15.84%[5]	0.47%[5]	7.46%[6]

$14,352	$16,304	$21,168	$31,157	$52,258	$95,672
1.79%	1.80%	2.01%[8]	1.83%	1.84%	1.84%
1.84%	1.80%	2.05%[8]	1.86%	1.87%	1.84%
1.48%	1.47%	0.76%[8]	0.62%	1.16%	3.17%
1.43%	1.47%	0.72%[8]	0.59%	1.13%	3.17%
32%	51%	65%	89%	68%	91%

Financial highlights
Delaware Wealth Builder Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$13.84	$14.39	$15.71	$13.71	$14.02	$14.16

0.14	0.27	0.18	0.17	0.21	0.49
1.25	0.21[3]	(0.46)	2.06	(0.09)	0.50
1.39	0.48	(0.28)	2.23	0.12	0.99

(0.18)	(0.27)	(0.21)	(0.23)	(0.24)	(0.31)
(0.30)	(0.76)	(0.83)	—	(0.19)	(0.82)
(0.48)	(1.03)	(1.04)	(0.23)	(0.43)	(1.13)

$14.75	$13.84	$14.39	$15.71	$13.71	$14.02

10.21%[5]	3.78%	(1.98%)[5]	16.32%[5]	0.99%[5]	8.02%[6]

$1,482	$1,826	$1,028	$1,203	$1,069	$1,288
1.29%	1.30%	1.51%[8]	1.33%	1.34%	1.34%
1.34%	1.30%	1.55%[8]	1.36%	1.37%	1.34%
1.98%	1.97%	1.26%[8]	1.12%	1.66%	3.66%
1.93%	1.97%	1.22%[8]	1.09%	1.63%	3.66%
32%	51%	65%	89%	68%	91%

Financial highlights
Delaware Wealth Builder Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes tax expense ratio of 0.18% for the year ended November 30, 2022.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$13.83	$14.38	$15.70	$13.70	$14.01	$14.15

0.18	0.34	0.25	0.25	0.28	0.56
1.24	0.21[3]	(0.45)	2.05	(0.10)	0.50
1.42	0.55	(0.20)	2.30	0.18	1.06

(0.22)	(0.34)	(0.29)	(0.30)	(0.30)	(0.38)
(0.30)	(0.76)	(0.83)	—	(0.19)	(0.82)
(0.52)	(1.10)	(1.12)	(0.30)	(0.49)	(1.20)

$14.73	$13.83	$14.38	$15.70	$13.70	$14.01

10.45%[5]	4.28%	(1.47%)[5]	16.93%[5]	1.50%[5]	8.59%[6]

$124,824	$120,628	$108,827	$116,626	$116,589	$155,525
0.79%	0.80%	1.01%[8]	0.83%	0.84%	0.84%
0.84%	0.80%	1.05%[8]	0.86%	0.87%	0.84%
2.48%	2.47%	1.76%[8]	1.62%	2.16%	4.16%
2.43%	2.47%	1.72%[8]	1.59%	2.13%	4.16%
32%	51%	65%	89%	68%	91%

Financial highlights
Delaware Wealth Builder Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 5/31/24[2] (Unaudited)	2/28/23[1] to 11/30/23

Net asset value, beginning of period	$13.83	$13.35

Income from investment operations:
Net investment income[3]	0.18	0.45
Net realized and unrealized gain	1.25	0.27[4]
Total from investment operations	1.43	0.72

Less dividends and distributions from:
Net investment income	(0.23)	(0.24)
Net realized gain	(0.30)	—
Total dividends and distributions	(0.53)	(0.24)

Net asset value, end of period	$14.73	$13.83

Total return[5]	10.51%	5.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,195	$2,109
Ratio of expenses to average net assets[6]	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%	0.75%
Ratio of net investment income to average net assets	2.55%	3.36%
Ratio of net investment income to average net assets prior to fees waived	2.50%	3.33%
Portfolio turnover	32%	51%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended November 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2024 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Small Cap Core Fund, Delaware Small Cap Value Fund, and Delaware Wealth Builder Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations and CDS contracts are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value.

Notes to financial statements
Delaware Wealth Builder Fund
1. Significant Accounting Policies (continued)
Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.

Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2024, and for all open tax years (years ended November 30, 2020–
November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA)  —  The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency

Notes to financial statements
Delaware Wealth Builder Fund
1. Significant Accounting Policies (continued)
transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.”  For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments —  The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first

Notes to financial statements
Delaware Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.73% of the Fund's Class R6 shares' average daily net assets from December 1, 2023 (except as noted) through March 31, 2025. Prior to April 1, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.72% of the Fund's Class R6 shares' average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from December 1, 2023 (except as noted) through March 31, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.04%	1.79%	1.29%	0.79%	0.73%*
*	Effective April 1, 2024. Prior to April 1, 2024, the expense limitation for Class R6 shares was 0.72%.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the Affiliated Sub-Advisors). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2024, the Fund paid $21,822 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2024, the Fund paid $28,932 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2024, the Fund paid $14,734 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2024, DDLP earned $20,477 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2024, DDLP received gross CDSC commissions of $147 and $199 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
A summary of the transactions in affiliated companies during the six months ended
May 31, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Limited Liability Corporation—1.14%
Sc Hixson =, π	$10,163,520	$—	$(360,000)	$—	$288,720
	Value, end of period	Shares	Dividend Income	Capital gain distributions
Limited Liability Corporation—1.14%
Sc Hixson =, π	$10,092,240	7,200,000	$360,000	$—
(1)	The amount shown included return of capital.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity.
3. Investments
For the six months ended May 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$152,146,591
Purchases of US government securities	129,144,882
Sales other than US government securities	233,400,145
Sales of US government securities	116,519,337
At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$801,579,306
Aggregate unrealized appreciation of investments and derivatives	$126,619,611
Aggregate unrealized depreciation of investments and derivatives	(40,551,084)
Net unrealized appreciation of investments and derivatives	$86,068,527
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Wealth Builder Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$378,839	$14,512	$393,351
Agency Commercial Mortgage-Backed Security	—	80,476	—	80,476
Agency Mortgage-Backed Securities	—	52,737,800	—	52,737,800
Collateralized Debt Obligations	—	1,953,245	—	1,953,245
Common Stocks
Communication Services	23,466,004	1,489,678	—	24,955,682
Consumer Discretionary	44,999,224	8,033,841	—	53,033,065
Consumer Staples	25,327,828	16,769,734	—	42,097,562
Energy	31,898,269	—	—	31,898,269
Financials	88,878,401	—	—[1,2]	88,878,401
Healthcare	55,059,907	4,730,390	—[2]	59,790,297
Industrials	35,387,075	7,355,065	—	42,742,140
Information Technology	143,860,061	1,726,571	—	145,586,632
Materials	7,752,699	1,837,622	—	9,590,321
Real Estate	4,370,601	—	—[2]	4,370,601
REIT Diversified	1,224,203	—	—	1,224,203
REIT Healthcare	570,940	—	—	570,940
REIT Hotel	1,283,210	—	—	1,283,210
REIT Mall	853,388	—	—	853,388
REIT Manufactured Housing	412,839	—	—	412,839
REIT Multifamily	1,784,892	—	—	1,784,892
REIT Office	415,541	—	—	415,541
REIT Self-Storage	1,638,705	—	—	1,638,705
REIT Shopping Center	1,712,770	—	—	1,712,770
REIT Single Tenant	837,636	—	—	837,636
REIT Specialty	1,749,428	—	—	1,749,428

	Level 1	Level 2	Level 3	Total
Utilities	$4,153,157	$—	$—	$4,153,157
Convertible Bonds	—	29,858,123	—	29,858,123
Convertible Preferred Stock	6,561,845	—	—	6,561,845
Corporate Bonds	—	91,268,597	—	91,268,597
Exchange-Traded Funds	51,757,901	—	—	51,757,901
Government Agency Obligations	—	2,780,783	—	2,780,783
Leveraged Non-Recourse Security	—	—	130	130
Limited Liability Corporation	—	—	10,092,240	10,092,240
Municipal Bonds	—	386,955	—	386,955
Non-Agency Asset-Backed Securities	—	8,557,794	—	8,557,794
Non-Agency Collateralized Mortgage Obligations	—	2,304,302	—	2,304,302
Non-Agency Commercial Mortgage-Backed Securities	—	11,596,234	—	11,596,234
Preferred Stock	—	1,706,952	—	1,706,952
Sovereign Bonds	—	11,345,662	—	11,345,662
Supranational Banks	—	580,280	—	580,280
US Treasury Obligations	—	52,005,764	—	52,005,764
Short-Term Investments	32,208,192	—	—	32,208,192
Total Value of Securities	$568,164,716	$309,484,707	$10,106,882	$887,756,305

Derivatives[3]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$987	$—	$987
Futures Contracts	5,203	—	—	5,203
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(29,620)	$—	$(29,620)
Futures Contracts	(20,176)	—	—	(20,176)
Over-The-Counter Credit Default Swap Contracts	—	(64,866)	—	(64,866)

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of May 31, 2024.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
[3]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Wealth Builder Fund
3. Investments (continued)
As a result of utilizing international fair value pricing at May 31, 2024, a portion of the common stock in the portfolio was categorized as Level 2.
During the six months ended May 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:
	Common Stocks	Limited Liability Corporation	Leveraged Non-Recourse Security	Agency Collateralized Mortgage Obligations	Total
Balance as of 11/30/23	$—[1]	$10,163,520	$1,300	$—	$10,164,820
Transfer in	—	—	—	14,512	14,512
Sales	(4,068)	—	—	—	(4,068)
Net realized gain (loss)	(136,632)	—	—	—	(136,632)
Return of capital	—	(360,000)	—	—	(360,000)
Net change in unrealized appreciation (depreciation)	140,700	288,720	(1,170)	—	428,250
Balance as of 5/31/24	$—[1]	$10,092,240	$130	$14,512	$10,106,882
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 5/31/24	$140,700	$288,720	$(1,170)	$—	$428,250
1The security has been valued at zero on the “Schedule of investments.”
When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Limited Liability Corporation	$10,092,240	Market cap rate method (using trailing 12 month NOI adjusted for assets and liabilities)	Liquidity discount cap rate	5.00% 6.95%
Agency Collateralized Mortgage Obligations	14,512	Option adjusted spread (OAS) model	Discount rate	8.58%
Level 3 securities with a total value of $130 have been valued using third party pricing information without adjustment and are excluded from the table above.

Notes to financial statements
Delaware Wealth Builder Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/24	11/30/23
Shares sold:
Class A	1,402,053	1,514,024
Class C	109,698	97,010
Class R	8,406	18,425
Institutional Class	458,359	1,125,229
Class R6	131	152,909

Shares from reorganization:[1]
Class A	—	39,183,567
Class C	—	314,783
Class R	—	53,145
Institutional Class	—	1,853,886
Class R6	—	1,628

Shares issued upon reinvestment of dividends and distributions:
Class A	1,771,068	1,756,099
Class C	37,774	102,163
Class R	4,461	6,434
Institutional Class	298,391	611,273
Class R6	5,606	1,696
	4,095,947	46,792,271

Shares redeemed:
Class A	(4,654,790)	(6,696,220)
Class C	(351,320)	(805,903)
Class R	(44,349)	(17,449)
Institutional Class	(1,007,397)	(2,434,735)
Class R6	(9,244)	(3,698)
	(6,067,100)	(9,958,005)
Net increase (decrease)	(1,971,153)	36,834,266
[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2024 and the year ended November 30, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/24	23,309	21,553	—	21,605	23,308	—	$639,322
Year ended
11/30/23	171,811	54,837	130,499	67,820	171,852	125,738	4,868,904
5. Reorganization
On November 10, 2022, the Board approved a proposal to reorganize Delaware Strategic Allocation Fund (the “Acquired Fund I”), a series of Delaware Group® Foundation Funds, and Delaware Total Return Fund (the “Acquired Fund II”), a series of Delaware Group Equity Funds IV (and together with Acquired Fund I, the “Acquired Funds”), with and into Delaware Wealth Builder Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganizations”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Funds, in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. In approving the Reorganizations, the Board considered various factors, including that the Acquiring Fund and the Acquired Funds share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Funds' total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements. The Reorganizations were accomplished by a tax-free exchange of shares on March 10, 2023 for Acquired Fund I reorganization and April 28, 2023 for Acquired Fund II reorganization. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Delaware Wealth Builder Fund
5. Reorganization (continued)
The share transactions associated with the March 10, 2023 Acquired Fund I Reorganizations are as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Strategic Allocation Fund		Delaware Wealth Builder Fund
Class A	$146,093,404	16,492,544	11,190,719	$217,450,659	0.6785
Class C	4,120,753	465,638	314,783	17,542,300	0.6760
Class R	694,137	78,828	53,145	1,005,249	0.6742
Institutional Class	21,988,717	2,479,809	1,684,946	104,009,271	0.6795
The net assets of the Acquired Fund I before the Reorganizations were $172,897,011. The net assets of the Acquiring Fund immediately following the Reorganizations were $512,915,719.
The share transactions associated with the April 28, 2023 Acquired Fund II Reorganizations are as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Total Return Fund		Delaware Wealth Builder Fund
Class A	$378,512,807	26,887,085	27,992,848	$373,001,835	1.0411
Institutional Class	2,284,077	161,406	168,940	126,439,202	1.0467
Class R6	22,008	1,550	1,628	1,307,393	1.0503
The net assets of the Acquired Fund II before the Reorganizations were $380,818,892. The net assets of the Acquiring Fund immediately following the Reorganizations were $904,448,376.
Assuming the Reorganizations had been completed on December 1, 2022, the Acquiring Fund's pro forma results of operations for the year ended November 30, 2023, would have been as follows:
Net investment income	$23,506,200
Net realized gain on investments	32,965,766
Net change in unrealized appreciation (depreciation)	3,881,681
Net increase in net assets resulting from operations	$60,353,647

6. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of May 31, 2024, or at any time during the period then ended.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”

Notes to financial statements
Delaware Wealth Builder Fund
7. Derivatives (continued)
During the six months ended May 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2024, the Fund posted $362,274 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended May 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody's) or is determined to be of equivalent credit quality by DMC.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended May 31, 2024, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2024, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended May 31, 2024, the Fund entered into CDS contracts to hedge against credit events, and to gain exposure to certain securities or markets.
Fair values of derivative instruments as of May 31, 2024 were as follows:
	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$987	$—	$987
Variation margin due from broker on futures contracts*	—	5,203	5,203
Total	$987	$5,203	$6,190

Notes to financial statements
Delaware Wealth Builder Fund
7. Derivatives (continued)
	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(29,620)	$—	$—	$(29,620)
Variation margin due from broker on futures contracts*	—	(20,176)	—	(20,176)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(64,866)	(64,866)
Total	$(29,620)	$(20,176)	$(64,866)	$(114,662)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through May 31, 2024. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$63,188	$—	$—	$63,188
Interest rate contracts	—	(309,545)	—	(309,545)
Credit contracts	—	—	(37,396)	(37,396)
Total	$63,188	$(309,545)	$(37,396)	$(283,753)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(39,064)	$—	$—	$(39,064)
Interest rate contracts	—	(158,062)	—	(158,062)
Credit contracts	—	—	(21,309)	(21,309)
Total	$(39,064)	$(158,062)	$(21,309)	$(218,435)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended May 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$852,888	$2,376,767
Futures contracts (average notional amount)	25,390,078	830,315
CDS contracts (average notional amount)*	5,380,544	—
*Long represents buying protection and short represents selling protection.
8. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigates its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At May 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$987	$(94,486)	$(93,499)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(93,499)	$—	$—	$—	$—	$(93,499)
(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements
Delaware Wealth Builder Fund
9. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
At May 31, 2024, the Fund had no securities out on loan.
10. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and

Notes to financial statements
Delaware Wealth Builder Fund
10. Credit and Market Risks (continued)
disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody's, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will

Notes to financial statements
Delaware Wealth Builder Fund
10. Credit and Market Risks (continued)
generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended May 31, 2024.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Wealth Builder Fund
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and
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This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

        This page is not part of the semiannual report.

Delaware Funds by Macquarie®
Equity funds
US equity funds
• Delaware Growth and Income Fund
• Delaware Ivy Core Equity Fund
• Delaware Ivy Large Cap Growth Fund
• Delaware Ivy Mid Cap Growth Fund
• Delaware Ivy Mid Cap Income Opportunities Fund
• Delaware Ivy Small Cap Growth Fund
• Delaware Ivy Smid Cap Core Fund
• Delaware Ivy Value Fund
• Delaware Opportunity Fund
• Delaware Small Cap Core Fund*
• Delaware Small Cap Value Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)
• Delaware Ivy Global Growth Fund
• Delaware Ivy International Core Equity Fund
• Delaware Ivy Systematic Emerging Markets Equity Fund
Alternative / specialty funds
• Delaware Climate Solutions Fund
• Delaware Healthcare Fund
• Delaware Ivy Natural Resources Fund
• Delaware Ivy Science and Technology Fund
• Delaware Real Estate Securities Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Ivy Asset Strategy Fund
• Delaware Ivy Balanced Fund
• Delaware Ivy Multi-Asset Income Fund
• Delaware Ivy Wilshire Global Allocation Fund
• Delaware Wealth Builder Fund

*Closed to certain new investors.
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.

        This page is not part of the semiannual report.

Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
• Delaware Emerging Markets Debt Corporate Fund
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Investments Ultrashort Fund
• Delaware Ivy Core Bond Fund
• Delaware Ivy Global Bond Fund
• Delaware Ivy High Income Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

        This page is not part of the semiannual report.

Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Asset Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds by Macquarie® mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware Fund for those in another Delaware Fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investment plan for future investments in different vehicles. To allocate your future investments differently, the Delaware Funds by Macquarie automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
v
        This page is not part of the semiannual report.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3664649)
SA-129-0724
vi
        This page is not part of the semiannual report.

Semiannual report
US equity mutual fund
Delaware Small Cap Core Fund
May 31, 2024
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®
Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.
Manage your account online
• Check your account balance and transactions
• View statements and tax forms
• Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.
Unless otherwise noted, views expressed herein are current as of May 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware Small Cap Core Fund	May 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.58%
Basic Materials — 7.59%
Boise Cascade	804,601	$ 110,463,671
Huntsman	1,053,873	26,136,050
Kaiser Aluminum	628,881	61,504,562
Minerals Technologies	1,303,645	113,091,204
Quaker Chemical	267,176	48,452,368
Summit Materials Class A †	2,691,071	103,982,983
Tecnoglass	761,044	40,038,525
Worthington Enterprises	725,098	41,352,339
Worthington Steel	588,386	19,410,854
		564,432,556
Business Services — 4.28%
ABM Industries	1,414,994	66,886,766
ASGN †	961,607	90,304,513
Casella Waste Systems Class A †	860,972	86,605,174
First Advantage	1,576,356	25,316,277
Montrose Environmental Group †	620,667	29,177,556
Sterling Check †	895,166	13,767,653
UL Solutions Class A †	170,103	6,560,873
		318,618,812
Capital Goods — 11.07%
Alamo Group	127,218	24,170,148
Ameresco Class A †	1,294,443	47,273,058
Applied Industrial Technologies	694,775	134,091,575
Chart Industries †	412,118	64,714,889
Columbus McKinnon	1,308,877	51,177,091
Construction Partners Class A †	804,741	46,843,974
ESCO Technologies	417,641	45,577,162
Federal Signal	1,743,761	160,460,887
H&E Equipment Services	741,867	35,142,240
Kadant	239,296	68,441,049
MYR Group †	557,449	86,438,042
Zurn Elkay Water Solutions	1,890,680	59,197,191
		823,527,306
Communications Services — 0.20%
ATN International	596,950	14,529,763
		14,529,763
Consumer Discretionary — 3.88%
Hibbett	43,354	3,753,589
Kontoor Brands	952,825	69,880,186
    1

Schedule of investments
Delaware Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	694,420	$ 26,707,393
Sonic Automotive Class A	462,064	26,185,167
Steven Madden	2,574,561	114,439,236
Urban Outfitters †	1,147,431	47,859,347
		288,824,918
Consumer Services — 2.24%
Brinker International †	1,229,591	86,846,013
Chuy's Holdings †	865,772	23,124,770
Jack in the Box	452,358	25,042,539
OneSpaWorld Holdings †	2,019,046	31,396,165
		166,409,487
Consumer Staples — 3.53%
Helen of Troy †	391,668	41,861,476
J & J Snack Foods	531,883	86,542,683
Prestige Consumer Healthcare †	1,672,844	107,580,598
YETI Holdings †	648,072	26,402,453
		262,387,210
Credit Cyclicals — 2.85%
Dana	2,266,886	31,872,417
KB Home	874,105	61,711,813
La-Z-Boy	861,190	32,311,849
Taylor Morrison Home †	1,484,608	85,854,881
		211,750,960
Energy — 5.45%
Magnolia Oil & Gas Class A	2,952,264	76,611,251
Patterson-UTI Energy	9,584,011	105,615,801
Permian Resources	7,244,549	118,738,158
SM Energy	1,775,373	89,532,061
Southwestern Energy †	1,983,151	14,933,127
		405,430,398
Financials — 15.53%
Associated Banc-Corp	1,018,702	21,820,597
Baldwin Insurance Group †	2,736,622	92,169,429
City Holding	438,492	44,822,652
CNO Financial Group	2,013,911	57,779,107
Enterprise Financial Services	871,187	33,706,225
Essent Group	1,330,641	75,447,345
First Bancorp	1,003,385	31,656,797
First Financial Bancorp	1,791,760	39,956,248
2

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
First Interstate BancSystem Class A	1,793,981	$ 47,612,256
Hamilton Lane Class A	612,123	76,815,315
Independent Bank	815,128	41,400,351
Independent Bank Group	931,195	42,872,218
NMI Holdings †	1,798,603	59,677,647
Old National Bancorp	4,349,371	74,330,750
Pacific Premier Bancorp	1,954,688	43,472,261
PJT Partners Class A	522,194	55,702,434
Selective Insurance Group	783,255	76,453,521
SouthState	765,051	59,146,093
United Community Banks	1,807,257	46,374,215
Valley National Bancorp	5,260,295	37,505,903
WesBanco	1,433,605	39,567,498
WSFS Financial	1,287,690	56,735,621
		1,155,024,483
Healthcare — 15.71%
Agios Pharmaceuticals †	1,425,382	51,798,382
Amicus Therapeutics †	5,300,283	51,942,773
Ardelyx †	4,629,321	31,757,142
Artivion †	2,332,047	55,036,309
AtriCure †	1,321,548	29,787,692
Axsome Therapeutics †	505,784	37,139,719
Azenta †	768,535	38,818,703
Blueprint Medicines †	938,186	99,034,914
CONMED	711,933	54,420,159
Halozyme Therapeutics †	1,795,963	79,543,201
Insmed †	1,639,402	90,249,080
Intra-Cellular Therapies †	867,938	58,360,151
Lantheus Holdings †	951,803	77,886,040
Ligand Pharmaceuticals †	732,343	62,285,772
Merit Medical Systems †	1,039,155	84,327,428
NeoGenomics †	2,439,836	33,450,152
OmniAb †	2,956,758	12,832,330
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	688,804	22,448,122
Pacira BioSciences †	1,296,449	39,321,298
Supernus Pharmaceuticals †	2,061,654	55,912,056
TransMedics Group †	552,167	75,315,579
    3

Schedule of investments
Delaware Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Travere Therapeutics †	3,566,035	$ 26,459,980
		1,168,126,982
Media — 0.50%
IMAX †	2,244,109	36,893,152
		36,893,152
Real Estate Investment Trusts — 6.82%
Armada Hoffler Properties	2,829,633	32,088,038
Cushman & Wakefield †	4,877,372	54,187,603
DiamondRock Hospitality	4,312,820	36,529,585
Essential Properties Realty Trust	1,971,698	52,802,072
Four Corners Property Trust	2,187,511	53,397,144
Independence Realty Trust	4,065,526	67,894,284
Kite Realty Group Trust	3,448,571	75,592,676
LXP Industrial Trust	5,143,246	43,717,591
Phillips Edison & Co.	1,257,253	40,156,661
Terreno Realty	891,589	50,446,106
		506,811,760
Technology — 14.93%
Atkore	248,596	37,823,881
Box Class A †	1,411,224	38,455,854
Clearwater Analytics Holdings Class A †	1,500,993	28,488,847
ExlService Holdings †	2,472,387	73,825,476
Ichor Holdings †	1,238,618	47,055,098
Instructure Holdings †	1,528,934	33,865,888
MACOM Technology Solutions Holdings †	650,466	65,788,131
MaxLinear †	1,859,662	33,046,194
Progress Software	800,149	40,527,547
Q2 Holdings †	1,870,200	113,745,564
Rapid7 †	1,133,409	40,961,401
Rubrik Class A †	185,416	5,651,480
Semtech †	1,755,955	68,289,090
Silicon Laboratories †	680,260	85,828,404
Sprout Social Class A †	1,179,877	38,522,984
SPS Commerce †	435,782	81,966,236
Varonis Systems †	1,774,487	76,231,962
Verint Systems †	1,490,947	44,221,488
WNS Holdings †	854,198	42,889,282
Workiva †	532,295	40,970,746
Yelp †	1,109,094	41,003,205
4

	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Ziff Davis †	541,936	$ 31,220,933
		1,110,379,691
Transportation — 2.79%
ArcBest	267,186	28,193,467
Hub Group Class A	767,694	33,125,996
International Seaways	340,589	21,940,743
Scorpio Tankers	437,662	35,918,920
Sun Country Airlines Holdings †	2,576,261	27,282,604
Teekay Tankers Class A	266,561	19,413,638
Werner Enterprises	1,108,983	41,664,491
		207,539,859
Utilities — 2.21%
Black Hills	1,059,559	59,812,106
Northwestern Energy Group	1,141,837	59,329,850
Spire	733,414	44,950,944
		164,092,900
Total Common Stocks (cost $6,014,344,322)		7,404,780,237

Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	9,625,789	9,625,789
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	9,625,788	9,625,788
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	9,625,788	9,625,788
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.23%)	9,625,788	9,625,788
Total Short-Term Investments (cost $38,503,153)		38,503,153
Total Value of Securities—100.10% (cost $6,052,847,475)		$7,443,283,390
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Delaware Small Cap Core Fund	May 31, 2024 (Unaudited)
Assets:
Investments, at value*	$7,443,283,390
Cash	44,620
Receivable for fund shares sold	19,065,256
Dividends receivable	2,446,796
Prepaid expenses	238,397
Other assets	52,780
Total Assets	7,465,131,239
Liabilities:
Payable for fund shares redeemed	18,924,212
Investment management fees payable to affiliates	3,905,782
Payable for securities purchased	3,443,002
Other accrued expenses	2,224,850
Administration expenses payable to affiliates	576,452
Distribution fees payable to affiliates	125,662
Total Liabilities	29,199,960
Total Net Assets	$7,435,931,279

Net Assets Consist of:
Paid-in capital	$6,071,584,076
Total distributable earnings (loss)	1,364,347,203
Total Net Assets	$7,435,931,279
6

Net Asset Value

Class A:
Net assets	$277,134,949
Shares of beneficial interest outstanding, unlimited authorization, no par	10,105,843
Net asset value per share	$27.42
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$29.09

Class C:
Net assets	$66,868,066
Shares of beneficial interest outstanding, unlimited authorization, no par	2,928,852
Net asset value per share	$22.83

Class R:
Net assets	$24,704,639
Shares of beneficial interest outstanding, unlimited authorization, no par	947,304
Net asset value per share	$26.08

Institutional Class:
Net assets	$5,470,748,277
Shares of beneficial interest outstanding, unlimited authorization, no par	193,500,959
Net asset value per share	$28.27

Class R6:
Net assets	$1,596,475,348
Shares of beneficial interest outstanding, unlimited authorization, no par	56,390,401
Net asset value per share	$28.31
*Investments, at cost	$6,052,847,475
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Delaware Small Cap Core Fund	Six months ended May 31, 2024 (Unaudited)
Investment Income:
Dividends	$45,299,163

Expenses:
Management fees	22,950,650
Distribution expenses — Class A	339,941
Distribution expenses — Class C	358,842
Distribution expenses — Class R	65,548
Dividend disbursing and transfer agent fees and expenses	4,412,955
Accounting and administration expenses	643,911
Reports and statements to shareholders expenses	341,992
Legal fees	242,426
Trustees’ fees	164,492
Registration fees	106,285
Audit and tax fees	17,339
Custodian fees	7,851
Other	87,598
29,739,830
Less expenses paid indirectly	(491)
Total operating expenses	29,739,339
Net Investment Income (Loss)	15,559,824

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	47,724,516
Net increase from payment by affiliates[1]	5,551
Net realized gain (loss)	47,730,067
Net change in unrealized appreciation (depreciation) on investments	802,476,137
Net Realized and Unrealized Gain (Loss)	850,206,204
Net Increase (Decrease) in Net Assets Resulting from Operations	$865,766,028
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
8

Statements of changes in net assets
Delaware Small Cap Core Fund
	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,559,824	$38,917,873
Net realized gain (loss)	47,724,516	245,318,575
Net increase from payment by affiliates[1]	5,551	24,946
Net change in unrealized appreciation (depreciation)	802,476,137	(572,820,302)
Net increase (decrease) in net assets resulting from operations	865,766,028	(288,558,908)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,431,868)	(9,782,777)
Class C	(2,842,258)	(3,637,759)
Class R	(901,880)	(992,220)
Institutional Class	(189,750,332)	(187,750,406)
Class R6	(61,006,607)	(49,448,818)
	(263,932,945)	(251,611,980)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	38,071,747	62,963,286
Class C	3,657,421	5,659,555
Class R	2,252,151	3,744,025
Institutional Class	819,153,889	1,413,408,919
Class R6	120,566,390	610,374,577

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,678,944	9,074,862
Class C	2,797,805	3,581,775
Class R	901,802	992,190
Institutional Class	155,651,188	156,894,836
Class R6	55,892,453	41,330,661
	1,207,623,790	2,308,024,686
    9

Statements of changes in net assets
Delaware Small Cap Core Fund
	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(46,669,017)	$(91,093,074)
Class C	(17,951,263)	(28,656,296)
Class R	(6,359,471)	(11,007,074)
Institutional Class	(923,012,129)	(1,637,326,416)
Class R6	(247,958,448)	(402,929,386)
	(1,241,950,328)	(2,171,012,246)
Increase (decrease) in net assets derived from capital share transactions	(34,326,538)	137,012,440
Net Increase (Decrease) in Net Assets	567,506,545	(403,158,448)

Net Assets:
Beginning of period	6,868,424,734	7,271,583,182
End of period	$7,435,931,279	$6,868,424,734
[1]	During the six months ended May 31, 2024 and the year ended November 30, 2023, Delaware Management Company reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to a trade error.
See accompanying notes, which are an integral part of the financial statements.
10

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Financial highlights
Delaware Small Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Payment by affiliates
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	During the six months ended May 31, 2024 and the year ended November 30, 2023, Delaware Management Company reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to a trade error. Payment by affiliates had no impact on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$25.23	$27.21	$31.14	$24.79	$23.20	$23.91

0.02	0.08	0.05	(0.02)	0.02	0.03
3.11	(1.16)	(2.05)	6.56	1.99	1.25
3.13	(1.08)	(2.00)	6.54	2.01	1.28

(0.10)	(0.06)	—	—	(0.04)	(0.02)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
(0.94)	(0.90)	(1.93)	(0.19)	(0.42)	(1.99)
—[3,4]	—[3,4]	—	—	—	—
$27.42	$25.23	$27.21	$31.14	$24.79	$23.20

12.51%	(3.86%)	(6.87%)	26.50%	8.81%	7.79%

$277,135	$254,990	$295,128	$312,223	$264,888	$279,872
1.07%	1.09%	1.05%	1.06%	1.10%	1.10%
1.07%	1.09%	1.05%	1.06%	1.10%	1.10%
0.17%	0.30%	0.20%	(0.06%)	0.09%	0.15%
0.17%	0.30%	0.20%	(0.06%)	0.09%	0.15%
14%	26%	23%	24%	37%	34%
13

Financial highlights
Delaware Small Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net realized gain
Total dividends and distributions
Payment by affiliates
Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Amount is less than $0.005 per share.
[5]	During the six months ended May 31, 2024 and the year ended November 30, 2023, Delaware Management Company reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to a trade error. Payment by affiliates had no impact on total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$21.14	$23.05	$26.86	$21.57	$20.35	$21.38

(0.06)[3]	(0.10)	(0.13)	(0.21)	(0.12)	(0.11)
2.59	(0.97)	(1.75)	5.69	1.72	1.05
2.53	(1.07)	(1.88)	5.48	1.60	0.94

(0.84)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
—[4,5]	—[4,5]	—	—	—	—
$22.83	$21.14	$23.05	$26.86	$21.57	$20.35

12.07%	(4.57%)	(7.57%)	25.54%	8.00%	6.99%

$66,868	$72,867	$100,445	$132,294	$117,251	$139,808
1.82%	1.84%	1.80%	1.81%	1.85%	1.85%
1.82%	1.84%	1.80%	1.81%	1.85%	1.85%
(0.58%)	(0.45%)	(0.55%)	(0.81%)	(0.66%)	(0.60%)
(0.58%)	(0.45%)	(0.55%)	(0.81%)	(0.66%)	(0.60%)
14%	26%	23%	24%	37%	34%
15

Financial highlights
Delaware Small Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Payment by affiliates
Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Amount is less than $0.005 per share.
[5]	During the six months ended May 31, 2024 and the year ended November 30, 2023, Delaware Management Company reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to a trade error. Payment by affiliates had no impact on total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$24.01	$25.93	$29.84	$23.82	$22.33	$23.12

(0.01)[3]	0.01	(0.01)	(0.09)	(0.03)	(0.02)
2.96	(1.09)	(1.97)	6.30	1.90	1.20
2.95	(1.08)	(1.98)	6.21	1.87	1.18

(0.04)	—	—	—	—	—
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
(0.88)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
—[4,5]	—[4,5]	—	—	—	—
$26.08	$24.01	$25.93	$29.84	$23.82	$22.33

12.37%	(4.09%)	(7.12%)	26.19%	8.51%	7.55%

$24,705	$25,703	$34,289	$44,366	$36,065	$27,631
1.32%	1.34%	1.30%	1.31%	1.35%	1.35%
1.32%	1.34%	1.30%	1.31%	1.35%	1.35%
(0.08%)	0.05%	(0.05%)	(0.31%)	(0.16%)	(0.10%)
(0.08%)	0.05%	(0.05%)	(0.31%)	(0.16%)	(0.10%)
14%	26%	23%	24%	37%	34%
17

Financial highlights
Delaware Small Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Payment by affiliates
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	During the six months ended May 31, 2024 and the year ended November 30, 2023, Delaware Management Company reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to a trade error. Payment by affiliates had no impact on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$26.02	$28.02	$32.00	$25.46	$23.81	$24.50

0.06	0.14	0.13	0.06	0.07	0.09
3.19	(1.17)	(2.12)	6.72	2.06	1.28
3.25	(1.03)	(1.99)	6.78	2.13	1.37

(0.16)	(0.13)	(0.06)	(0.05)	(0.10)	(0.09)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
(1.00)	(0.97)	(1.99)	(0.24)	(0.48)	(2.06)
—[3,4]	—[3,4]	—	—	—	—
$28.27	$26.02	$28.02	$32.00	$25.46	$23.81

12.62%	(3.59%)	(6.65%)	26.80%	9.09%	8.06%

$5,470,748	$4,976,768	$5,455,486	$5,743,601	$4,632,204	$3,888,603
0.82%	0.84%	0.80%	0.81%	0.85%	0.85%
0.82%	0.84%	0.80%	0.81%	0.85%	0.85%
0.42%	0.55%	0.45%	0.19%	0.34%	0.40%
0.42%	0.55%	0.45%	0.19%	0.34%	0.40%
14%	26%	23%	24%	37%	34%
19

Financial highlights
Delaware Small Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Payment by affiliates
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	During the six months ended May 31, 2024 and the year ended November 30, 2023, Delaware Management Company reimbursed the Fund $5,551 for commissions and $24,946 for losses, respectively, related to a trade error. Payment by affiliates had no impact on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$26.07	$28.08	$32.06	$25.51	$23.85	$24.54

0.08	0.17	0.16	0.10	0.10	0.12
3.20	(1.18)	(2.11)	6.72	2.06	1.28
3.28	(1.01)	(1.95)	6.82	2.16	1.40

(0.20)	(0.16)	(0.10)	(0.08)	(0.12)	(0.12)
(0.84)	(0.84)	(1.93)	(0.19)	(0.38)	(1.97)
(1.04)	(1.00)	(2.03)	(0.27)	(0.50)	(2.09)
—[3,4]	—[3,4]	—	—	—	—
$28.31	$26.07	$28.08	$32.06	$25.51	$23.85

12.71%	(3.49%)	(6.52%)	26.92%	9.24%	8.20%

$1,596,475	$1,538,097	$1,386,235	$1,325,213	$894,120	$677,315
0.68%	0.72%	0.69%	0.69%	0.71%	0.72%
0.68%	0.72%	0.69%	0.69%	0.71%	0.72%
0.56%	0.67%	0.57%	0.31%	0.48%	0.53%
0.56%	0.67%	0.57%	0.31%	0.48%	0.53%
14%	26%	23%	24%	37%	34%
21

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2024 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Small Cap Core Fund, Delaware Small Cap Value Fund, and Delaware Wealth Builder Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and
22

committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes  —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2024, and for all open tax years (years ended November 30, 2020–November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting  —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
    23

Notes to financial statements
Delaware Small Cap Core Fund
1. Significant Accounting Policies (continued)
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess
24

of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2024, the Fund paid $164,780 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2024, the Fund paid $237,592 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2024, the Fund paid $88,322 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2024, DDLP earned $7,338 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2024, DDLP received gross CDSC commissions of $56 and $1,310 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
    25

Notes to financial statements
Delaware Small Cap Core Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended May 31, 2024, DMC reimbursed the Fund $5,551 for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statement of operations." Payment by affiliates had no impact on total return.
3. Investments
For the six months ended May 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$975,563,643
Sales	1,162,541,165
At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$6,052,847,475
Aggregate unrealized appreciation of investments	$1,841,139,679
Aggregate unrealized depreciation of investments	(450,703,764)
Net unrealized appreciation of investments	$1,390,435,915
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s
26

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2024:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$564,432,556	$—	$564,432,556
Business Services	318,618,812	—	318,618,812
Capital Goods	823,527,306	—	823,527,306
Communications Services	14,529,763	—	14,529,763
Consumer Discretionary	288,824,918	—	288,824,918
Consumer Services	166,409,487	—	166,409,487
Consumer Staples	262,387,210	—	262,387,210
Credit Cyclicals	211,750,960	—	211,750,960
Energy	405,430,398	—	405,430,398
Financials	1,155,024,483	—	1,155,024,483
Healthcare	1,168,126,982	—[1]	1,168,126,982
    27

Notes to financial statements
Delaware Small Cap Core Fund
3. Investments (continued)
	Level 1	Level 3	Total
Media	$36,893,152	$—	$36,893,152
Real Estate Investment Trusts	506,811,760	—	506,811,760
Technology	1,110,379,691	—	1,110,379,691
Transportation	207,539,859	—	207,539,859
Utilities	164,092,900	—	164,092,900
Short-Term Investments	38,503,153	—	38,503,153
Total Value of Securities	$7,443,283,390	$—	$7,443,283,390

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
During the six months ended May 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/24	11/30/23
Shares sold:
Class A	1,430,928	2,478,277
Class C	164,670	262,496
Class R	88,803	154,425
Institutional Class	30,190,819	53,501,717
Class R6	4,389,730	23,584,622
28

	Six months ended	Year ended
	5/31/24	11/30/23

Shares issued upon reinvestment of dividends and distributions:
Class A	326,154	368,897
Class C	125,857	172,616
Class R	35,602	42,293
Institutional Class	5,680,700	6,201,377
Class R6	2,038,383	1,632,332
	44,471,646	88,399,052

Shares redeemed:
Class A	(1,756,027)	(3,587,864)
Class C	(808,795)	(1,345,728)
Class R	(247,566)	(448,448)
Institutional Class	(33,667,361)	(63,075,263)
Class R6	(9,039,478)	(15,581,652)
	(45,519,227)	(84,038,955)
Net increase (decrease)	(1,047,581)	4,360,097
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2024 and the year ended November 30, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions					Exchange Subscriptions
	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/24	161,515	6,550	—	1,958	5,875	8,256	141,840	20,026	$4,613,546
Year ended
11/30/23	134,482	14,190	1,764	8,283,030	4,070	58,829	124,915	8,239,034	212,118,530
5. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its
    29

Notes to financial statements
Delaware Small Cap Core Fund
5. Line of Credit (continued)
particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of May 31, 2024, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and
30

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
At May 31, 2024, the Fund had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or
    31

Notes to financial statements
Delaware Small Cap Core Fund
7. Credit and Market Risks (continued)
desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2024, there were no Rule 144A securities held by the Fund.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.
32

Other Fund information (Unaudited)
Delaware Small Cap Core Fund
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    33

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

i
        This page is not part of the semiannual report.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes
of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024
    This page is not part of the semiannual report.    ii

Delaware Funds by Macquarie®
Equity funds
US equity funds
• Delaware Growth and Income Fund
• Delaware Ivy Core Equity Fund
• Delaware Ivy Large Cap Growth Fund
• Delaware Ivy Mid Cap Growth Fund
• Delaware Ivy Mid Cap Income Opportunities Fund
• Delaware Ivy Small Cap Growth Fund
• Delaware Ivy Smid Cap Core Fund
• Delaware Ivy Value Fund
• Delaware Opportunity Fund
• Delaware Small Cap Core Fund*
• Delaware Small Cap Value Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)
• Delaware Ivy Global Growth Fund
• Delaware Ivy International Core Equity Fund
• Delaware Ivy Systematic Emerging Markets Equity Fund
Alternative / specialty funds
• Delaware Climate Solutions Fund
• Delaware Healthcare Fund
• Delaware Ivy Natural Resources Fund
• Delaware Ivy Science and Technology Fund
• Delaware Real Estate Securities Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Ivy Asset Strategy Fund
• Delaware Ivy Balanced Fund
• Delaware Ivy Multi-Asset Income Fund
• Delaware Ivy Wilshire Global Allocation Fund
• Delaware Wealth Builder Fund

*Closed to certain new investors.
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.
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        This page is not part of the semiannual report.

Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
• Delaware Emerging Markets Debt Corporate Fund
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Investments Ultrashort Fund
• Delaware Ivy Core Bond Fund
• Delaware Ivy Global Bond Fund
• Delaware Ivy High Income Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
    This page is not part of the semiannual report.    iv

Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Asset Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds by Macquarie® mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware Fund for those in another Delaware Fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investment plan for future investments in different vehicles. To allocate your future investments differently, the Delaware Funds by Macquarie automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
v
        This page is not part of the semiannual report.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3665950)
SA-480-0724

        This page is not part of the semiannual report.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/s/ SHAWN K. LYTLE
By: Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By: Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 1, 2024

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 1, 2024